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As filed with the Securities and Exchange Commission on February 25, 2005

1933 Act Registration No. 333-104390
Investment Company Act No. 811-21329

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.
☒	Post-Effective Amendment No. 2
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 4

AGILE FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

4909 PEARL EAST CIRCLE, SUITE 300
BOULDER, CO 80301
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, Including Area Code: (303) 440-6500

NEAL R. GREENBERG
TACTICAL ALLOCATION SERVICES LLC
4909 PEARL EAST CIRCLE, SUITE 300
BOULDER, CO 80301
(Name and Address of Agent for Service)

Copy to:
 PETER H. SCHWARTZ, ESQ.
DAVIS GRAHAM & STUBBS LLP
1550 SEVENTEENTH STREET, SUITE 500
DENVER, COLORADO 80202
303-892-7381

It is proposed this filing will become effective (check appropriate box):

☒
immediately upon filing pursuant to paragraph (b)

☐
on (date) pursuant to paragraph (b)

☐
60 days after filing pursuant to paragraph (a)(1)

☐
on (date) pursuant to paragraph (a)(1)

☐
75 days after filing pursuant to paragraph (a)(2)

☐
on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

FEBRUARY 25, 2005

AGILE MULTI-STRATEGY FUND

The Securities and Exchange Commission has not approved or disapproved the
Company's shares or passed upon the accuracy or adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

4909 Pearl East Circle, Suite #300
Boulder, Colorado 80301

PROSPECTUS

February 25, 2005

AGILE MULTI-STRATEGY FUND

A Series of Agile Funds, Inc.
4909 Pearl East Circle, Suite #300
Boulder, Colorado 80301

        Agile Funds, Inc., a registered investment company (the "Company"), currently offers one fund series to investors—the Agile Multi-Strategy Fund (the "Fund"). The Fund is non-diversified and its investment objective is to achieve consistent, positive returns with low correlation to traditional equity and debt indices. As with any mutual fund, there can be no guarantee that the investment objective of the Fund will be achieved. This prospectus has information you should know before investing. Please read it carefully and keep it with your investment records.

        The Investment Adviser for the Fund is Tactical Allocation Services, LLC ("Tactical" or the "Adviser"). The sub-advisers for the Fund are Robert Grey Registered Investment Adviser ("Grey"), Centaur Capital Partners, L.P. ("Centaur"), Brantley Asset Management, LLC ("Brantley"), Quantitative Equity Strategies, LLC ("QES"), and Compass Fund Management, LLC ("Compass"). Centaur, Brantley, QES, and Compass are engaged as sub-advisers pursuant to interim agreements, subject to shareholder approval. Additional sub-advisers for the Fund may be appointed in the future.

        The Company has requested an exemptive order from the Securities and Exchange Commission that would permit the Adviser, subject to approval by the Company's Board of Directors, to appoint sub-advisers to conduct the investment programs of the Fund without shareholder approval. There can be no assurance that such an order will be granted. The Adviser will not add sub-advisers without shareholder approval unless and until such exemptive relief has been obtained or otherwise to the extent permitted by law.

        The Company has requested an exemptive order from the Securities and Exchange Commission that would permit the Fund to invest in other investment companies not affiliated with the Company or in other affiliated investment companies. There can be no assurance that such an order will be granted. In the absence of such an order, the Fund's ability to invest in other investment companies will be limited.

         No dealer, salesperson or any other person has been authorized to give any information or to make any representation other than those contained in this Prospectus, and you should not rely on such other information or representation.

        The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RISK/RETURN SUMMARY
PERFORMANCE
FEES AND EXPENSES
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
INVESTMENT ADVISER
INVESTMENT SUB-ADVISERS
NET ASSET VALUE
SUITABILITY
HOW TO PURCHASE SHARES
HOW TO REDEEM SHARES
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS
NOTICE OF PRIVACY POLICY & PRACTICES
OTHER INFORMATION
FINANCIAL HIGHLIGHTS

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RISK/RETURN SUMMARY

Investment Objective

        The Agile Multi-Strategy Fund (the "Fund") seeks to achieve consistent, positive returns with low correlation to traditional equity and debt indices.

Principal Investment Strategies

        In an attempt to achieve its objective, the Fund plans to employ absolute return strategies utilizing a variety of publicly-traded and privately-placed securities. An absolute return strategy is a strategy that targets a positive return in both rising and falling securities markets. The securities held by the Fund may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, securities relating to a single security or a basket of securities, asset-backed securities and shares of registered investment companies. The Adviser may periodically reallocate Fund assets among the absolute return strategies discussed below and in the Statement of Additional Information. The allocation of assets will be at the Adviser's discretion and will not be restricted by any particular formula or percentage. The Fund will provide shareholders with 60 days notice before changing its investment objective, which may be changed without shareholder vote. The Fund may take temporary defensive positions in high quality, U.S. short-term debt securities or other money market instruments in response to what the Adviser believes to be adverse market, economic, political or other negative conditions. In addition, the Fund may invest in foreign securities, depository receipts relating to foreign securities, and securities of companies in initial public offerings, and may enter into equity, interest rate, index, and currency rate swap agreements.

Absolute Return Strategies

        Tactical Allocation Services, LLC (the "Adviser") seeks to utilize various absolute return strategies listed below. Historically, the performance of these strategies has generally not been correlated with major equity and debt indices. Although the Adviser believes that the use of such strategies may mitigate losses in generally declining markets, there can be no assurance that losses will be avoided. Investment strategies that have historically demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets. During such periods, certain hedging strategies may cease to function as anticipated.

        The Adviser does not currently intend to concentrate the Fund's investments in any particular industry or industries. However, because the Fund is not a "diversified fund," it may be invested in a relatively small number of issuers, causing the Fund to have significant exposure from time to time to the industries of its largest holdings.

        The principal absolute return strategies that the Adviser may employ, either directly or indirectly through sub-advisers or privately negotiated options, are identified below and are described in greater detail under "Investment Objective, Strategies and Risks."

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  Event Driven

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  Relative Value/Arbitrage

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  Trading

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  Equity Market Neutral

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  Long/Short Equity

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  Fixed Income or Interest Rate Arbitrage

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        To achieve the Fund's objective, the Adviser may utilize one or more sub-advisory firms (the "Sub-Advisers") with expertise in absolute return investment strategies. The Sub-Advisers for the Fund are Grey, Centaur, Brantley, QES, and Compass (each, a "Sub-Adviser" and collectively, the "Sub-Advisers"). The Sub-Advisers may use a variety of investment techniques to hedge the portion of Fund assets allocated to them by the Adviser against various risks or other factors that generally affect the values of portfolio securities, as well as for non-hedging purposes. These techniques may involve the use of derivative transactions and may change over time as new instruments and techniques are introduced or as a result of regulatory or market developments. Other techniques may include simultaneously taking long and short positions on similar securities for which there exists an attractive spread to their relative valuations. The purpose of such transactions is to remove general market risk from the portfolio, as the long and short nature of offsetting positions tends to cancel out the effect of general market movements on the securities. In instances where a position is entered into that is long-only or short-only, such positions are taken for non-hedging purposes. Certain of these investment techniques are speculative and involve a high degree of risk, particularly when used for non-hedging purposes.

        In selecting, evaluating, and allocating assets among Sub-Advisers, the Adviser may review a wide range of factors including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other Sub-Advisers, assets under management, and number of clients.

        The Adviser may also invest directly or indirectly in a variety of instruments that the Adviser believes may assist in achieving the Fund's objective. The Adviser may seek to invest a substantial portion of the Fund's assets in privately negotiated options ("Private Options") relating to baskets of securities, managed accounts, or other assets chosen by the Adviser.

        Such investments expose the Fund to the negotiated portion of losses on the initial aggregate value of the chosen basket (but not in excess of the option premium paid by the Fund) while providing it with the negotiated portion of increases in the value of the initial aggregate value of the chosen basket. The option premium paid by the Fund will generally be a substantial portion of the current value of the amounts of the securities or other assets in the basket at the time the option is entered into, and the exercise price will typically be such initial aggregate value less the premium but plus a periodic amount representing a calculated profit factor and costs and risks to the option counterparty of hedging any economic leverage inherent in the Private Option. These options will normally have economic leverage inherent in their terms, and the amount of leverage will be determined by the amount of premium paid in relation to the initial value of the basket. For example, if the Fund's premium is 100% of the current value, decreases or increases will harm or benefit the Fund only on approximately a one to one ratio. But, if the Fund's premium is only 25% of the basket's current value, any decreases or increases in value will harm or benefit the Fund on a ratio more closely approximating four to one. The Fund will generally enter into Private Options only with substantial financial institutions experienced with such products that have high credit ratings and are able to provide the Fund with liquidity on its Private Options within seven days or less.

Principal Investment Risks

        As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you, by reason of your investment into the Fund, to lose money. The principal risks of investing in the Fund are as follows:

  •
  Aggressive Investment Risks:    The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market price of the security sold short, which could result in

2

    a theoretically unlimited loss), leverage and derivative transactions. Although many of the Sub-Advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than un-hedged strategies. Those absolute return strategies employed by the Fund that emphasize hedged positions rather than un-hedged positions in securities and derivatives are used in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved. Other trading strategies may employ long or short positions in securities at various times and for various reasons. Typically, these strategies seek to profit from persistency in technical or fundamental factors or market trends. Degradation in the persistency of the factors or trends or poor timing of the purchase or sale could result in the Fund losing money

  •
  Adviser Discretion Risk:    The Adviser will allocate and periodically reallocate Fund assets among investment strategies and Sub-Advisers. The Fund relies upon the judgment of the Adviser in making allocation decisions. There are many factors which cannot be controlled or accurately predicted by the Adviser that affect the issuers and industries in which the Fund will invest, including a wide range of economic, political, competitive, and other factors. As a result, the Fund's performance may fluctuate substantially from period to period.

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  Layering of Fees Risk:    The Fund may invest directly or indirectly in registered investment companies or other investment entities that pay their own distribution or management fees. This will cause the returns experienced by investors in the Fund to be subject to higher expenses and costs than if such investors invested directly in the underlying investment entities.

  •
  Opposing Positions Risk:    The Fund intends to use multiple investment strategies and multiple Sub-Advisers. As a result, it is possible that the Fund may at the same time unintentionally hold long and short positions in the same or related securities. Such positions would create additional cost to the Fund without the likelihood of resulting in additional positive return.

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  Arbitrage Trading Risks:    The principal risks associated with the Fund's arbitrage investment strategies are that the underlying relationships between securities in which the Fund takes investment positions may change in an adverse manner, in which case the Fund may realize losses. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. If an acquisition is called off or otherwise not completed, the Fund may realize losses on the shares of the target company it acquired and on any short position it may have taken in the acquirer's securities.

  •
  Short Sale Risks:    A short sale is a transaction in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the Fund sold the security. If the price is higher, the Fund will lose money. The risk of such price increase is the principal risk of engaging in a short sale.

    The Fund may hold short positions with a total value equal to 100% of its net asset value, subject to the daily requirement that the Fund segregate and mark to market liquid assets in an amount equal to the market price of the securities sold short less any margin held by the Fund's custodian. When the value of short positions represent a substantial portion of the Fund's net asset value, it may not have sufficient uncommitted assets to cover margin calls and redemptions during periods of market volatility. As a result, the Fund could be required to cover short positions on unfavorable terms.

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  •
  Options and Futures Risks:    The Fund may invest in option and futures contracts. The Fund may also invest in derivative instruments written by broker-dealers or other financial intermediaries. Option transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options. To read about additional information concerning these particular risks, please see "Options and Futures Risks" in "Additional Investment Risks" below.

  •
  Option Sale Risks:    The Fund may sell uncovered put and call options or covered put and call options on securities held by the Fund. Option premiums received by the Fund are small in relation to the market value of the investments underlying the options, creating significant market exposure given the size of the premium. As a result, certain option strategies can be more speculative and can involve greater risk of loss than investing directly in securities. Also, option transactions involve special risks that may make it difficult or impossible to unwind a position when the Fund desires.

  •
  Private Option Risks:    The Fund intends to invest in Private Options. The option premium on these options is substantial, and the exercise price may increase over time. Due to the relationship between the premium and the exercise price, the Fund is exposed to a risk of losing all or most of its premium if the underlying basket does not increase in value and may lose its premium very rapidly if the premium is only a small portion of the initial value of the basket subject to the option. The Fund is also subject to the risk that its counterparty might not be able to pay the amount owed to the Fund upon expiration or early termination of a Private Option. In addition, the counterparty typically has the right to require termination or the posting of additional premium if the value of the basket declines beyond an agreed level. As a consequence, the Fund may in effect be required to take a substantial loss on a Private Option at a time when it would be contrary to the interests of the Fund to do so. The Fund may also not be able to terminate a Private Option effective on whatever date it chooses, or the settlement of any early termination may depend on subsequent market movements, and the Fund may consequently be exposed to the risk of additional losses due to such delays or lag effects. In addition, the Fund may be forced to terminate the Private Option, generally at a value significantly discounted to the possible value the Fund might realize if the Private Option were held to expiration or sold in a more timely fashion, in order to raise cash to meet redemption requests.

  •
  Derivative Securities Risks:    The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, security, index, basket of assets, securities or other instruments, interest rate, currency exchange rate, or other reference index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, if derivatives are not correlated with the performance of other investments that are used to hedge, if the Fund is unable to liquidate a position because of an illiquid secondary market, or if the counterparty to a derivative security purchased over-the-counter becomes unable to pay the amount owed under the terms of the instrument. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

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  •
  Smaller Capitalization Risks:    The Fund may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements then larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

  •
  Reverse Repurchase Agreement Risks:    The Fund may invest in reverse repurchase agreements, which involve the sale of a security to a bank or securities dealer and the Fund's simultaneous agreement to repurchase the security for a fixed price, reflecting a market rate of interest, on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in a loss to the Fund. Reverse repurchase agreements are a form of leverage, which also may increase the volatility of the Fund.

  •
  Liquidity Risks:    The Fund is obligated to redeem shares on a daily basis and to pay redeeming shareholders within seven days after receiving a redemption request. The Fund's anticipated use of relatively illiquid investments will reduce the liquidity of the Fund's portfolio, thereby increasing the risk that the Fund may be unable to redeem shares on a timely basis. In addition, the Fund may be required to liquidate positions on unfavorable terms and at a time contrary to the interests of the Fund in order to raise cash to pay redemptions.

  •
  High Portfolio Turnover Rate Risk:    The Fund's investment strategy will result in high turnover rates. The Fund's annual portfolio turnover for the most recent fiscal year was in excess of 1000%, and is currently estimated to be approximately 500% per year. This will increase the proportion of the Fund's capital gain, if any, that is short-term rather than long-term and increase brokerage commission costs. To the extent that the Fund experiences an increase in brokerage commissions due to a higher turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of gains, substantially all of which are expected to be taxable at ordinary income rates. This could cause you to pay taxes at a higher rate than in other investment companies.

  •
  Non-Diversification Risk:    The Fund is not a "diversified" fund as the term is defined in the Investment Company Act of 1940, which means the Fund may invest in a relatively small number of issuers making it more susceptible to adverse developments in the businesses of the issuers and in the industry or industries in which they conduct business. As a result, investing in the Fund is potentially more risky than investing in a diversified fund that is otherwise similar to the Fund.

  •
  Credit Risk:    Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt securities—also known as "high-yield bonds" and "junk bonds"—have a higher risk of default and tend to be less liquid than higher-rated securities.

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  Interest Rate Risk:    Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

  •
  Lack of Experience:    Other than serving as Adviser or Sub-Adviser to Agile Funds, Inc., neither the Adviser nor the Sub-Advisers, have any experience in providing investment advisory services to registered investment companies. As a result, investing in the Fund may be more risky than

5

    investing in a fund that is managed by investment advisers with more experience advising registered investment companies.

        An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

        There is no performance information for the Fund because it has not completed a full calendar year of operations.

FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees and expenses shown were determined based on net assets as of the fiscal year ended October 31, 2004. If you invest through a financial intermediary, the intermediary may charge you a commission or transaction fee when you purchase or sell Fund shares.

Shareholder Fees Paid Directly from Your Account(1)
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (as a percentage of offering price)	None
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	1.00	%(2)
Exchange Fee	None
Maximum Account Fee	None	(3)
Annual Fund Operating Expenses That Are Deducted From Fund Assets
Management Fees	2.50%
Distribution (12b-1) Fees	1.00%
Other Expenses	1.64	%(4)

Total Annual Fund Operating Expenses	5.14%

(1)
Although no sales loads or transaction fees are charged, you may be assessed fees for outgoing wire transfers, returned checks, systematic withdrawal plans and stop payment orders at prevailing rates charged by ALPS Mutual Funds Services, Inc., the Fund's transfer agent.

(2)
You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares less than 60 calendar days after you purchase them. If this fee were to be imposed, it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are never used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. The redemption fee may be waived in certain circumstances. Please see the "How To Redeem Shares" section of this prospectus on page 20 for a list of the types of accounts and conditions under which this fee will not be assessed and a description of those circumstances where the fee might be waived.

(3)
IRA accounts will be charged a $15.00 annual maintenance fee. All accounts with less than $25,000 will be charged a $ 25.00 annual maintenance fee.

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(4)
Other expenses include, but are not limited to, various services provided under the Operating Services Agreement and estimated borrowing costs on securities sold short. However, they do not include portfolio trading commissions and related expenses charged by brokers, portfolio transactions fees charged by the custodian, and other extraordinary expenses as determined under generally accepted accounting principles. Please see the "Investment Adviser" section of this Prospectus on page 13 for a more complete list of these types of expenses.

Example

        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$514	$1,539	$2,561	$5,105

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INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

        The Fund seeks to achieve consistent, positive returns with low correlation to traditional equity and debt indices. The Fund's investment objective may be changed without shareholder approval.

Principal Investment Strategies and Policies

        To achieve its investment objective, the Adviser, under normal market conditions, will invest the Fund's assets in securities that afford strategic and tactical opportunities to employ event driven, relative value, arbitrage, market neutral, and short-term trading strategies with a variety of publicly-traded and privately-placed securities. The major absolute return strategies that the Adviser may employ for the Fund are described below.

        By allocating the Fund's assets among a number of strategies, the Adviser seeks to achieve the Fund's investment objective with less risk and lower volatility than if the Fund utilized a single strategy approach. The Adviser believes that allocating among dissimilar investment styles that utilize different trading strategies and securities provides greater diversification against any market or sector related event volatility. Such a non-correlative approach among styles may mitigate near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style. Under normal circumstances the Adviser generally expects to allocate the assets of the Fund among three or more strategies at any given time. Changes in the Fund's investment strategies are at the discretion of the Adviser.

        Although the Adviser believes that employing different trading strategies and investing in different types of securities may mitigate losses in generally declining markets, there can be no assurance that losses will be avoided. Investment strategies that have historically demonstrated low correlation to one another or to major world equity and debt indices may become correlated at certain times, such as during a liquidity crisis in global financial markets. During such periods, certain hedging strategies may cease to function as anticipated.

        The Adviser may select Sub-Advisers with experience in a particular strategy and may allocate the assets of the Fund among the respective Sub-Advisers. The Adviser may review a wide range of factors in evaluating each Sub-Adviser including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other Sub-Advisers, assets under management, and number of clients. Consistent with these criteria, the Adviser may select Sub-Advisers that are affiliated with the Adviser.

        The Adviser regularly evaluates each Sub-Adviser to determine whether its investment program is consistent with the investment objective of the Fund and whether its investment performance is satisfactory. The Adviser may, subject to the approval of the Board of Directors, change Sub-Advisers engaged by the Adviser to conduct the investment programs of the Fund. The appointment of new Sub-Advisers will also require approval by the shareholders of the Fund unless otherwise permitted by law. However, the Company has requested an exemptive order from the Securities and Exchange Commission that would eliminate the shareholder approval requirement.

        The major absolute return strategies that may be employed by the Fund include:

  •
  Event Driven Strategies:    The Fund may employ strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy, and other situations.

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  •
  Relative Value/Arbitrage Strategies:    The Fund may employ strategies that involve both long and short investing in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Pairs Trading, which involves long and short positions in securities of different companies in the same industry.

  •
  Convertible Arbitrage:    Hedged investing in the convertible securities of a company. A typical position would be long the convertible bond and short the common stock of the same company.

  •
  Fixed Income or Interest Rate Arbitrage:    Includes interest rate swap arbitrage and U.S.-and non-U.S. government bond arbitrage.

  •
  Trading Strategies:    The Fund may employ strategies designed to benefit from cyclical relationships between movements in certain market indices, sectors and security types that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

  •
  Equity Market Neutral Strategies:    The Fund may employ strategies designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral (a measure of volatility) and attempt to control the industry, sector, market capitalization and other potential market bias exposures.

  •
  Long/Short Equity Strategies:    The Fund may utilize strategies that employ long and short trading strategies applied to common stock, preferred stock, and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta and also seek to dampen the effects of industry, sector, market capitalization, and other potential bias exposures.

  •
  Other Investment Strategies:    The Fund also has the ability to: (a) employ strategies that invest in foreign securities and depository receipts relating to foreign securities; (b) purchase securities of companies in initial public offerings; (c) enter into equity, interest rate, index, warrants, and currency rate swap agreements; and (d) lend its portfolio securities to brokers, dealers, and financial institutions.

        The Fund may also invest in other investment companies that invest in a manner consistent with the Fund's investment objective, generally through the use of exchange-traded funds ("ETFs"). ETFs are open-end investment companies or unit investment trusts that are registered under the Investment Company Act of 1940. The shares of ETFs are listed and traded on stock exchanges at market prices. Since ETF shares can be bought and sold like ordinary stocks throughout the day, the Funds may invest in ETFs in order to equitize cash, achieve exposure to a broad basket of securities in a single transaction, or for other reasons.

        The investment strategies are likely to result in a high turnover rate as compared to most other funds. A comparatively high turnover rate may affect the Fund's performance by increasing brokerage commission costs and exposing shareholders to a more rapid realization of taxable capital gains, substantially all of which are expected to be taxable at ordinary income rates. Certain of the risks associated with high portfolio turnover are discussed in "High Portfolio Turnover Rate Risk" in the "Principal Investment Risks" above.

Additional Investment Risks

        In addition to the Principal Risks of the Fund listed above in the Risk/Return Summary, investing in the Fund may involve the following additional risks:

  •
  Options and Futures Risks:    The Fund may invest in options, futures and other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may

9

    be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases the Fund may have difficulty closing out its position. The Fund may purchase and sell covered or uncovered call and put options in respect to specific securities. A call option gives the purchaser of the call option, in return for a premium paid, the right to buy the security underlying the option from the writer of the call option at a specified exercise price at or within a specified time frame. A put option gives the purchaser of the put option, in return for a premium paid, the right to sell the underlying security to the writer of the put option at a specified price at or within a specified time frame. A covered call option is a call option written by the Fund with respect to an underlying security that it owns. A covered put option is a put option written by the Fund with respect to which the Fund has the right to sell the security at a price at least equal to the put exercise price. The Fund may sell cash-secured put options. A cash-secured put option is a put option written by the Fund with respect to which the Fund has segregated cash or liquid securities to fulfill its obligation to purchase a security at a specified price. The purchaser of a put or call option runs the risk of losing his entire investment, paid as the premium, in a relatively short period of time if the option is not "covered" at a gain or cannot be exercised at a gain prior to expiration. The writer of an uncovered call option is subject to a potentially unlimited risk of loss if the price of the underlying security should increase and the writer of an uncovered put option is subject to a risk of loss if the price of the underlying security should decrease.

    •
    The Fund may enter into futures contracts in U.S. domestic markets or on exchanges located outside of the U.S. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the U.S. Foreign markets however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets for which no common clearing facility exists, requiring that an investor look only to the broker or counterparty for the performance of the contract. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission. The Fund may not be able to invest in certain foreign futures and option contracts that have not been approved for sale by U.S. persons.

    •
    No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the trading day.

    •
    The Fund may purchase and sell stock index futures contracts, interest rate futures contracts, currency futures, and other commodity futures. A stock index future obligates the Fund to pay or receive an amount of cash based upon the value of a stock index at a specified date in the future, such as the Standard & Poor's 500 Composite Stock Price Index, NASDAQ High Technology Index, or similar foreign indices. An interest rate futures contract obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specified price. A currency futures contract obligates the Fund to purchase or sell an amount of a specific currency at a future date at a future price.

  •
  Distressed Securities Risks:    Risks due to investing in distressed securities include legal difficulties and negotiations with creditors and other claimants that are common when dealing with distressed companies. Because of the relative illiquidity of distressed debt and equity, short sales are difficult, and most distressed securities are held long. Some relative value trades may be possible, selling short one class of a distressed company's capital structure and purchasing

10

    another. Among the many risks associated with distressed investing are the time lag between when an investment is made and when any increase in the value of the investment is realized, and the legal and other monitoring costs that are involved in protecting the value of the securities.

  •
  Swap Agreement Risks:    The Fund may enter into equity, interest rate, index, and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, in a particular index, or in a "basket" of securities. A swap contract may not be assigned without the consent of the counterparty, and may result in losses in the event of a default or bankruptcy of the counterparty.

  •
  Initial Public Offerings Risks:    The Fund may purchase securities of companies in initial public offerings. Special risks associated with these securities may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some initial public offerings may make it more difficult for the Fund to buy or sell significant amounts of shares without unfavorable impact on prevailing market prices. Some companies in initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies without revenues or operating income, or the near-term prospects of achieving them.

  •
  Investments in Foreign Securities Risks:    The Fund may invest in foreign securities and depository receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks, presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies, and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Fund to developing country financial markets may involve greater risk than investment in a portfolio investing only in developed country financial markets.

  •
  Securities Lending:    The Fund may lend securities from its portfolio to brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral, or could lose all or part of the value of the loaned securities.

  •
  Warrants Risks:    The Fund may invest in warrants, which are derivative instruments that permit, but do not obligate, the holder to purchase other securities. Warrants do not carry with them any right to dividends or voting rights. A warrant ceases to have value if it is not exercised prior to its expiration date.

  •
  ETF Risks:    An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Funds could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net

11

    asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally. A pro rata portion of other investment companies' fees and expenses will be borne by the Fund's shareholders. These fees and expenses are in addition to fees charged directly to the Funds in connection with its operations. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

  •
  Market Timing Risks:    Depending on various factors, including the size of a Fund, the amount of assets the portfolio manager typically maintains in cash or cash equivalents, and the dollar amount and number and frequency of trades, short-term or excessive trading may interfere with the efficient management of the Fund's portfolio, increase the Fund's transaction costs, administrative costs and taxes, or impact Fund performance. In addition, if the nature of the Fund's portfolio holdings expose the Fund to investors who engage in the type of market timing trading that seeks to take advantage of possible delays between the change in the value of a mutual fund's portfolio holdings and the reflection of the change in the net asset value of the fund's shares, sometimes referred to as "arbitrage market timing," there is the possibility that such trading, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices. For example, arbitrage market timers may seek to exploit possible price discrepancies between the value a mutual fund's portfolio holdings in small-cap securities, high-yield ("junk") bonds, derivatives, Private Options, and other types of investments that may not be frequently traded and the reflection of such investments in the net asset value of the fund shares. Similarly, arbitrage market timers may seek to exploit possible delays between the change in the value of a mutual fund's portfolio holdings and the net asset value of a fund's shares in portfolios that hold significant investments in foreign securities because certain foreign markets close several hours ahead of the U.S. markets. To discourage market timing, the Fund has adopted policies and procedures that impose a redemption fee on certain purchase and redemptions within a 60-day period. For a description of the redemption fee, see "Redemption Fees" on page 23 of this prospectus. Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, the particular Portfolio.

        The Adviser continuously monitors the investment positions owned by the Fund to ensure compliance with the Fund's investment objective and the investment restrictions detailed in the Prospectus and Statement of Additional Information ("SAI"). The Adviser generally expects the Fund's assets to be invested across various industries.

Temporary Defensive Positions

        When securities markets or economic conditions are unfavorable or unsettled, the Fund may adopt temporary defensive positions by investing up to 100% of its net assets in securities that are highly liquid, such as high-quality money market instruments, short-term U.S. Government obligations, commercial paper, or repurchase agreements, even though these positions are inconsistent with the Fund's principal investment strategies. Investments that are highly liquid and comparatively safe tend to offer lower returns. As a result, the Fund may not realize its investment objective if it is required to make temporary defensive investments.

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Master/Feeder Fund Structure

        In lieu of investing directly, the Fund may seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objectives, policies and restrictions, to invest all of their assets in the same portfolio instead of managing them separately, thereby achieving certain economies of scale. The SAI contains more information about the possible conversion to a Master/Feeder Fund Structure.

INVESTMENT ADVISER

        Tactical Allocation Services, LLC, 4909 Pearl East Circle, Suite #300, Boulder, Colorado 80301, a registered investment adviser, is the Fund's investment adviser ("Adviser"). The Adviser has been in operation since 1996, offering clients advice on alternative management strategies. Clients of the Adviser include high net worth individuals, pension and profit sharing plans, foundations and charitable organizations, and pooled investment vehicles. The three principals of the Adviser have a combined experience of over 45 years in the investment industry and have been with the Adviser since its inception. However, other than serving as Adviser to Agile Funds, Inc., neither the Adviser nor its principals have any prior experience in advising registered investment companies.

        Subject to the authority of the Company's Board of Directors, the Adviser is responsible for the overall management of the Fund's business affairs. The Adviser invests the assets of the Fund, either directly or through the use of Sub-Advisers, according to the Fund's investment objective, policies, and restrictions. The Adviser furnishes at its own expense all of the necessary office facilities, equipment, and personnel required for managing the assets of the Fund.

        Pursuant to the Investment Advisory Agreement ("Advisory Agreement"), the Fund pays the Adviser an annual management fee of 2.5% based on the Fund's average daily net assets. The management fee is paid on a monthly basis. The fee paid to the Adviser is higher than fees typically paid by other mutual funds, due in part to the higher expenses and the specialized skills associated with managing alternative investment strategies associated with absolute return target objectives. In particular, the Adviser is required to pay all fees due to Sub-Advisers out of the management fee it receives from the Fund. The Company has filed for an exemptive order from the Securities and Exchange Commission that would permit the Adviser to appoint new Sub-Advisers for the Fund and to enter into new sub-advisory agreements without obtaining shareholder approval of the changes. Any such Sub-Adviser change would continue to be subject to approval by the Board of Directors. This exemption (which is similar to exemptions granted to other investment companies that are operated in a similar manner as the Company) is intended to facilitate the efficient supervision and management of the Sub-Advisers by the Adviser and the Board of Directors. The initial term of the Advisory Agreement is two years. The Board of Directors or shareholders of the Fund may extend the Advisory Agreement for additional one year terms. The Board of Directors or shareholders of the Fund or by the Adviser may terminate the Advisory Agreement upon 60 days' notice.

        The Adviser has also entered into an Operating Services Agreement ("Services Agreement") with the Fund to provide virtually all day-to-day services to the Fund. The Fund pays the Adviser an annual operating services fee of 1.00% of the Fund's daily net assets. The Fund will also pay a 12b-1 fee of 1.00% of the Fund's daily net assets to the Distributor. The combined effect of the Advisory Agreement, the 12b-1 fee, and the Services Agreement is to fix the Fund's ordinary annual operating expenses at 4.5% of the average daily net assets of the Fund, excluding brokerage commissions, custodial transaction fees, borrowing costs paid on short sales, litigation and other extraordinary expenses.

13

        Under the terms of the Services Agreement, subject to the supervision of the Board of Directors, the Adviser will provide, or arrange to provide, essentially all day-to-day operational services to the Fund. The Adviser pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of day-to-day legal compliance, shareholder communications, and meetings of the shareholders. The Adviser will pay the distributor for all expenses related to marketing the Fund and related bookkeeping directly from its fee earned pursuant to the Services Agreement.

        The individuals primarily responsible for management of the Fund are identified below.

        Neal R. Greenberg has served as the Chief Executive Officer of the Adviser, served on the Adviser's Board of Directors, and has been a partner with the Adviser since 1996. In addition, Mr. Greenberg has been the President of Natural Wealth Real Estate, Inc. d/b/a Agile Advisors Inc. since it became a registered investment adviser in 1990. Since September 2001, Mr. Greenberg has been the Chief Executive Officer of Agile Group, LLC, a registered investment adviser. Since 1996, Mr. Greenberg has been the President of Greenberg & Associates Securities, Inc. d/b/a Agile Group, an NASD member broker/dealer. Mr. Greenberg studied physics at the University of Illinois and has received various professional designations, including the Series 3, Series 4, Series 7, Series 24, Series 63 and Series 65 securities licenses.

        Michael Brady has served as the President of the Adviser since 1996 and has been a partner with the Adviser since 1996. Since September 2001, Mr. Brady has been the President of Agile Group, LLC, a registered investment adviser. Since 1996, Mr. Brady has been the Vice-President of Greenberg & Associates Securities, Inc. d/b/a Agile Group, an NASD member broker/dealer. Mr. Brady is a graduate of Eastern Michigan University and has received various professional designations, including the Series 3, Series 7, Series 24, Series 27, Series 53, Series 63 and Series 65 securities licenses.

        Timothy Barnett has served as the Vice-President of the Adviser since January 2003 and has been a partner with the Adviser since 1999. Since 1996, Mr. Barnett has worked for an affiliated registered investment adviser, Natural Wealth Real Estate, Inc. d/b/a Agile Advisors Inc. Mr. Barnett is a graduate of the University of Colorado and has received various professional designations, including the Series 7, Series 24, and Series 66 securities licenses.

        Marc Nicolay has been employed by the Adviser since 1997 and has been a partner with the Adviser since 2000. Mr. Nicolay is a graduate of the University of Colorado and has received various professional designations, including the Series 7 and Series 66 securities licenses.

        Paul Ramer has been employed by the Adviser since 1998 and has been a partner with the Adviser since 2001. Mr. Ramer studied economics at the University of Colorado and has received various professional designations, including the Series 7 and Series 66 securities licenses.

        The Adviser provides fee-based discretionary investment management services, pursuant to which the Adviser primarily allocates investment management assets of its client accounts among various investment companies and the sub-divisions of variable annuity/life products, in accordance with the investment objectives of the client. In so doing, the Adviser employs various asset allocation strategies, whereby the Adviser shall exchange and/or transfer a client's investment assets among different asset categories within the same or different mutual fund family or within the investment sub-divisions of a variable annuity/life product. The Adviser, and certain of its representatives, are also affiliated with the following registered investment advisers and broker-dealer: (1) Agile Group, LLC ("AG"), an SEC registered investment adviser whose only clients are unregistered investment companies, for which certain associated persons of the Adviser serve as officers; (2) Natural Wealth Real Estate, Inc. d/b/a Agile Advisors Inc ("AA"), an SEC registered investment adviser primarily engaged in providing financial planning and related consulting services; and (3) Greenberg & Associates Securities, Inc. d/b/a Agile Group ("Securities"), an SEC registered and NASD member broker-dealer, pursuant to which certain of Adviser's, AG's and AA's representatives, in their individual capacities as representatives of

14

Securities, may offer for sale securities products on a commission compensation basis. Information pertaining to the scope of advisory services offered and fees charged by Adviser, AG and AA is set forth in each of their respective written disclosure statements which are on file with the United States Securities and Exchange Commission.

INVESTMENT SUB-ADVISERS

        The Adviser is responsible for selecting the Sub-Advisers to the Fund. The Sub-Advisers will be engaged to manage the investments of the Fund in accordance with the Fund's investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board of Directors. Each Sub-Adviser will be responsible, subject to the supervision and control of the Adviser and the Board of Directors, for the purchase, retention and sale of securities in the portion of the Fund's investment portfolio under its management. The Adviser will pay each Sub-Adviser an annual negotiated fee, which the Adviser will pay out of the management fee paid pursuant to the Advisory Agreement. The Fund is not responsible for the payment of this sub-advisory fee.

        On November 18, 2004, the Board of Directors terminated Battenkill Asset Management, LLC ("Battenkill") as a Sub-Adviser to the Fund. In connection with the termination of Battenkill, the Adviser successively entered into interim sub-advisory agreements with Centaur Capital Partners, L.P., Compass Fund Management, LLC, Brantley Asset Management, LLC and Quantitative Equity Strategies, LLC. The interim Sub-Advisors are each responsible for managing a portion of the Fund's assets. Each of the interim sub-advisory agreements will terminate on the 150th day following the termination of the contract with Battenkill, which is April 17, 2005. The Fund intends to seek shareholder approval of sub-advisory agreements with each of these Sub-Advisers before that termination date.

Denver Money Manager

        The Adviser has entered into a sub-advisory agreement with Robert E. Grey Registered Investment Adviser doing business as Denver Money Manager ("Grey") to manage a portion of the Fund's assets. Grey is a registered investment adviser located in Denver, Colorado. Grey manages private client funds in discretionary accounts. Grey has experience managing registered investment companies. Grey is the sole portfolio manager, and sub-adviser for the Choice Long/Short Fund effective August 20, 2004. Total assets under management by Grey in private discretionary accounts were approximately $67 million as of October 31, 2004, which does not include the assets of the Choice Long/Short Fund or the institutional accounts that he manages as a sub-advisor. For the past 15 years Grey has managed discretionary client accounts and provided trading signals to institutional clients, including the Adviser, for the past 5 years.

Centaur Capital Partners, L.P.

        On November 22, 2004, in connection with the termination of Battenkill, the Adviser entered into an interim sub-advisory agreement with Centaur Capital Partners, L.P. ("Centaur") to manage a portion of the Fund's assets. Founded in August 2002, Centaur is a registered investment adviser located in Dallas, Texas. Centaur manages client funds in discretionary accounts. Centaur does not have prior experience in managing registered investment companies. Total assets under management by Centaur in discretionary accounts were approximately $11.7 million as of October 31, 2004. For the past 6 years, Centaur has managed discretionary client funds in a similar style.

        Zeke Ashton is the founder of Centaur. Prior to founding Centaur in August 2002, Mr. Ashton served as the general partner and portfolio manager of Centaur Investments, L.P., a private investment partnership, from its inception in November 1999. Prior to founding Centaur, Mr. Ashton was employed as an investment analyst for The Motley Fool, a media company based in Alexandria,

15

Virginia, that specializes in investing and personal finance. While at The Motley Fool, Mr. Ashton developed and produced investing seminars, subscription investing newsletters and stock research reports in addition to writing online investing articles. Prior to his work at The Motley Fool, Mr. Ashton was employed as a senior analyst and project manager in the Zurich, Switzerland office of Infinity Systems, where he provided financial system consulting to Swiss regional and private banks. From 1995 to 1999, Mr. Ashton was employed as a senior analyst and project manager for Wall Street Systems, a New York-based treasury and risk management software company. In this role, Mr. Ashton provided consulting services to various clients in Germany, Italy, and the United Kingdom. Mr. Ashton graduated from Austin College in Sherman, Texas, in 1995 with degrees in Economics and German.

        Matthew Richey is a portfolio manager at Centaur. Prior to joining Centaur in October 2003, Mr. Richey was employed as an investment analyst with a focus on small-cap value stocks for The Motley Fool, a financial media company based in Alexandria, Virginia. From March 2002 to September 2003, Mr. Richey wrote stock research reports for The Motley Fool print newsletters; co-led an online investing seminar on the subject of when to sell stocks; and, in total, wrote more than 150 online-published articles. In an earlier capacity at The Motley Fool, from February 1999 to May 2001, Mr. Richey worked with The Motley Fool co-founder Tom Gardner in developing educational online investing content on topics such as the importance of competitive advantage, balance sheet strength, and the superiority of free cash flow over earnings. Mr. Richey graduated summa cum laude from the University of Tennessee in 1998, with a B.S. in Finance.

Brantley Asset Management, LLC

        On November 23, 2004, in connection with the termination of Battenkill, the Adviser has entered into an interim sub-advisory agreement with Brantley Asset Management, LLC ("Brantley") to manage a portion of the Fund's assets. Brantley is a registered investment adviser located in Beachwood, Ohio. Brantley manages client funds in discretionary accounts. Brantley does not have prior experience in managing registered investment companies. Total assets under management by Brantley in discretionary accounts were approximately $10.5 million as of October 31, 2004. For the past 8 years, Brantley has managed discretionary client funds in a similar style.

        Kevin Coyne, Partner, has been at Brantley since 2003 to the present. Prior to joining Brantley, Mr. Coyne also formerly served as the President of The HELP Network, a $300 million third party registered investment advisor, where he built and marketed new investment vehicles.

        Tab Keplinger, Partner, has been at Brantley since 1997 to the present. Mr. Keplinger is the Chief Operating Officer and a Principal of Brantley Partners, responsible for four private equity partnerships, a mezzanine fund, two SEC registered investment advisors, and the Brantley Micro Cap Fund, LLC.

        Mike Finn, Partner, has been at Brantley since 1995 to the present. Mr. Finn also serves as a general partner of the general partner of several private equity partnerships.

Quantitative Equity Strategies, LLC

        On November 24, 2004, in connection with the termination of Battenkill, the Adviser has entered into an interim sub-advisory agreement with Quantitative Equity Strategies, LLC ("QES") to manage a portion of the Fund's assets. QES is a registered investment adviser located in Highlands Ranch, Colorado. QES manages client funds in discretionary accounts. QES does not have prior experience in managing registered investment companies. Total assets under management by QES in discretionary accounts were approximately $74 million as of October 31, 2004. For the past year, QES has managed discretionary client accounts and has provided trading signals to institutional clients, including the Adviser.

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        Benjamin T. Warwick has been the President and Chief Investment Officer of QES since August 2002 to the present. From November 2000 to the present, he has also serves as Chief Investment Officer, Sovereign Wealth Management, Inc., and from October 2002 to the present as Director of Quantitative Strategies for Exis Capital, LLC. From 1997 to November 2000, he served as Executive Vice President for The Bornhoft Group Corporation.

Compass Fund Management, LLC

        On November 22, 2004, in connection with the termination of Battenkill, the Adviser has entered into an interim sub-advisory agreement with Compass Fund Management, LLC ("Compass") to manage a portion of the Fund's assets. Compass is a registered investment adviser located in San Francisco, California. Compass manages client funds in discretionary accounts. Compass does not have prior experience in managing registered investment companies. Total assets under management by Compass in discretionary accounts were approximately $350 million as of October 31, 2004. For the past 12 years, Compass has managed discretionary client accounts. Compass employs 2 investment professionals:

        Edward Ehee, the Portfolio Manager, is the Founder and a Principal of Compass. He has over 16 years of investment experience. Since 1993, Mr. Ehee has been the portfolio manager of the Viper Funds, private investment funds based in San Francisco, California. He was responsible for developing and managing Viper's equity trading strategies. From 1989 to 1992, Mr. Ehee was an equity sales associate with Kidder, Peabody & Co., Inc., a global securities and investment banking firm. Before joining Kidder, Mr. Ehee was a corporate finance and mergers and acquisitions associate at Allen & Co., Inc. Mr. Ehee received a B.A. in history from Cornell University and an M.B.A. in finance from the University of Chicago Graduate School of Business.

        Jiyoon Lomax is an analyst/trader at Compass. Prior to joining Compass in June of 2004, Ms. Lomax worked at Bank of the West as a foreign exchange trading assistant. From 1995 to 1997, she was an event coordinator for the National Assembly in Seoul, Korea, responsible for planning and organizing the 97th International Parliamentary Union. Ms. Lomax received a B.S. summa cum laude in business from the University of California, Haas School of Business.

NET ASSET VALUE

        The net asset value per share of the Fund will be determined as of the close of regular trading on the New York Stock Exchange ("NYSE") each day the NYSE is open for business and will be computed by determining the aggregate market value of all assets of the Fund less its liabilities divided by the total number of shares outstanding. The NYSE is closed on weekends and most national holidays. The determination of net asset value for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received before the close of regular trading on the NYSE on that day.

        Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and they may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE but not observed by foreign exchanges. In this situation, the Fund would not calculate net asset value on Thanksgiving Day and the Fund would not buy, sell or exchange shares for investors on that day, even though activity on foreign exchanges could result in changes in the net asset value of investments held by the Fund on that day. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

        For securities traded on NASDAQ, the Fund will use the NASDAQ Official Closing Price.

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        Notwithstanding the foregoing, where market quotations are not readily available, or in the Adviser's judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the securities will be valued by the Adviser using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact the Fund's net asset value include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts and significant governmental actions. Fair valuation procedures may also be employed for securities such as certain derivatives, swaps, Private Options, and other similar instruments for which there are no market quotations readily available. There can be no assurance, however, that a fair valuation used by the Fund on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. The value assigned to fair-valued securities for purposes of calculating the Fund's net asset value may differ from the security's most recent closing market price and from the prices used by other mutual funds to calculate their net asset values. The Fund may change the time at which orders are priced if the Exchange closes at a different time or an emergency exists.

SUITABILITY

        Only you can determine if an investment in the Fund is suitable for you based upon your own economic situation, the risk level with which you are comfortable and other relevant factors. In general, the Fund is most suitable for investors who:

  •
  have long-term investment horizons (at least five years);

  •
  can accept the risks and volatility associated with the Fund's aggressive investment strategies;

  •
  understand that shares of the Fund can, and likely will, have daily price fluctuations; and

  •
  have a diversified portfolio of other securities or investment vehicles.

HOW TO PURCHASE SHARES

        You may purchase shares of the Fund at net asset value without any sales or other charge assessed by the Fund, other than the short-term redemption fee should you hold your shares for less than 60 days, by sending a completed application form to the following address:

  Agile Funds, Inc.
  P.O. Box 1355
  Denver, CO 80201-1355

Minimum and Additional Investment Amounts

        The minimum initial investment for individuals, IRAs, corporations, and partnerships and trusts is $15,000. The minimum for subsequent investments is $250. Shares of the Fund are offered on a continuous basis. The Fund, however, reserves the right, in its sole discretion, to accept lower initial investment amounts and to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, savings and loan, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with a note stating the name(s) on the account and the account number, to the above address. Make all checks payable to "Agile Funds, Inc." The Fund will not accept cash.

        Orders for the purchase of shares will be executed at the net asset value per share next determined after the Fund receives your application or request in good order. All requests received in good order by the Fund before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern

18

time) will be executed on that same day. Requests received after that time will be processed on the next business day.

        Good Order: When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

  •
  the name of the Fund;

  •
  the dollar amount of shares to be purchased;

  •
  a completed and signed purchase application or investment stub; and

  •
  check payable to "Agile Funds, Inc."

Purchase Through Brokers

        You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund's Distributor. The broker or agent may set its own initial and subsequent investment minimums, which cannot be lower than those set by the Fund. You may be charged a fee if you use a broker or agent to buy shares of the Fund. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Fund. You should carefully read the program materials provided to you by your servicing agent.

Distribution Fees

        The Fund has adopted a Distribution Plan and Agreement (commonly referred to as a "12b-1 Plan") for shares of the Fund. The 12b-1 fees consist of a 0.75% asset-based sales charge fee and a 0.25% service charge fee paid to financial intermediaries for the sale and distribution of shares, for other services performed with respect to shareholder accounts, and for any other marketing expenses of the Fund paid for by the Fund. The combined 12b-1 fees are generally equal to 1% of the average daily net assets of the Fund. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment to a level that may exceed the cost of other types of sales charges.

Purchase by Wire

        If you wish to wire money to invest in the Fund, please call the Fund at (866) 84-AGILE (842-4453) to notify the Fund that a wire transfer is to be sent. You may use the following instructions:

  State Street Bank & Trust
  ABA #: 011000028
  Credit DDA#: 0038844
  (Your name/title on the account)
  (Account #)

Automatic Investment Plan

        You may participate in the Fund's Automatic Investment Plan, an investment plan that automatically debits money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. After making an initial investment of at least $15,000, you may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account. You may change the amount of your automatic investment, skip an investment, or stop the Automatic Investment Plan by calling the Fund at 1-(866) 84-AGILE (842-4453).

19

Retirement Plans

        You may purchase shares of the Fund for your individual retirement plan(s). Please call the Fund at (866) 84-AGILE (842-4453).

HOW TO REDEEM SHARES

        You may redeem your shares in the Fund in the manner set forth below. If you invested in the Fund through a financial intermediary, please consult the intermediary for information on how to sell your shares. If you invest through a financial intermediary, the intermediary may charge you a commission or transaction fee when you sell Fund shares. If you have owned your shares for less than 60 days, you may be charged a redemption fee of 1% by the Fund on the shares being redeemed, in addition to any fees charged by your intermediary. Please see "Redemption Fees" on page 23 of this Prospectus.

Written Redemption Requests

        You will be entitled to redeem all or any portion of the shares credited to your accounts by submitting a written request for redemption to:

  Agile Funds, Inc.
  P.O. Box 1355
  Denver, CO 80201-1355

Good Order

        Your redemption request will be processed if it is in "good order." To be in good order, the following conditions must be satisfied:

  •
  The request should be in writing, indicating the number of shares or dollar amount to be redeemed;

  •
  The request must identify your account number;

  •
  The request should be signed by you and any other person listed on the account, exactly as the shares are registered; or

  •
  If you request the redemption proceeds to be sent to an address other than that of record, or if the proceeds of a requested redemption exceed $100,000, the signature(s) on the request must be guaranteed by an eligible signature guarantor.

When You Need Signature Guarantees

        A signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers. You will need your signature guaranteed with a Medallion Stamp if:

  •
  you wish to redeem more than $100,000 worth of shares;

  •
  you request the check to be mailed to an address that has been changed within the last 30 days;

  •
  you request a redemption payable to a person other than the account owner;

  •
  you request that a redemption be mailed to an address other than that listed on your account; or

  •
  you wish to change the bank or brokerage account that you have designated on your account.

        Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies

20

and savings associations.). Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization. A notary public cannot guarantee signatures.

Redeeming By Telephone

        You may redeem shares having a value of less than $100,000 by telephone. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call (866) 84-AGILE (842-4453). IRA accounts are not redeemable by telephone.

        The telephone redemption privilege is automatically available to all new accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Fund and instruct it to remove this privilege from your account.

        The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Fund, ALPS Mutual Funds Services, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. The Fund or ALPS Mutual Funds Services, or both, will employ reasonable procedures to determine that telephone instructions are genuine. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Wire Redemptions

        If you request your redemption by wire transfer, you may be charged, at the prevailing rates of the Fund's transfer agent, a wire transfer fee. In addition, your bank may impose a charge for receiving wires.

Systematic Withdrawal Plan

        If your individual accounts, IRA or other qualified plan account have a current account value of at least $15,000, you may adopt a Systematic Withdrawal Plan to provide for monthly, quarterly or other periodic checks for any designated amount of $500 or more. Depending on the size of the payment requested and fluctuation in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust your account.    If you wish to open a Systematic Withdrawal Plan, please indicate on your application or contact the Fund at (866) 84-AGILE (842-4453).

When Redemptions Are Sent

        The Fund will redeem all or a portion of your shares based on the next determined net asset value per share following receipt of your redemption request, which must be in "good order" as described above if the redemption request is made in writing. If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days). Once shares are redeemed, redemption proceeds will ordinarily be sent by check to the shareholder at the address of record on the next business day. The Fund may, however, take up to seven days to make payment. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than a customary weekend or holiday closings or if an emergency condition, as determined by the SEC, merits such

21

action, the Fund may suspend redemptions or postpone payment dates beyond the normal seven day redemption period.

Retirement Plans

        If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax. Unless you indicate in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Redeeming through Broker

        If shares of the Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund. The servicing agent may charge a fee for this service.

Low Balances

        If at any time your account balance falls below $15,000, the Fund may notify you that, unless the account is brought up to at least $15,000, your account could be closed. This will not apply to any account balances that drop below $15,000 due to a decline in net asset value. The Fund may, within 30 days, redeem all of your shares and close your account by sending you a check to the address of record. The Fund will not charge any redemption fee on involuntary redemptions.

Market Timing Policies and Procedures

        The Fund discourages short-term or excessive trading, often referred to as "market timing", and intends to seek to restrict or reject such trading or take other action, as described in the Fund's market timing policy and procedures, if in the judgment of the Board such trading may interfere with the efficient management of the Fund, may materially increase the Fund's transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders. The Board has adopted policies and procedures to minimize frequent purchases and redemptions of Fund shares by shareholders. The Fund believes that frequent trading (which may include market timing, short term trading or excessive trading) of Fund shares has the potential to adversely impact other shareholders of the Fund.

        The Adviser believes that frequent trading of Fund shares causes risks to the Fund and its shareholders. Frequent trading may dilute the value of Fund shares held by long-term shareholders, trigger gains taxable to Fund shareholders, increase brokerage and administrative costs and interfere with the efficient management of the Fund. It may disrupt the Adviser's ability to manage the Fund in accordance with its objectives. This disadvantages other shareholders of the Fund and adds to Fund costs, as the Adviser may be required to sell investments prematurely to raise cash to meet redemptions. Fund shareholders could also be negatively affected by frequent trading if the Adviser is forced to re-balance the portfolio and thereby incur substantial expenses in doing so.

        If information regarding a shareholder's trading activity in the Fund is brought to the attention of the Board and based on that information the Board in its sole discretion concludes that the trading may be detrimental to the Fund as described in the Fund's market timing policy and procedures, the Board may temporarily or permanently bar future purchases into the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which a shareholder may request future purchases and redemptions. Transactions placed in violation of the Fund's market timing policy and procedures or exchange limit guidelines are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

22

Redemption Fees

        The Fund is designed for long-term investors willing to accept the risks associated with a long-term investment. The Fund is not designed for short-term traders whose frequent purchases and redemptions can generate substantial volatility in the Fund's cash flows. These cash flows can unnecessarily disrupt the Fund's investment program. Short-term traders often redeem when the market is most turbulent, thereby forcing the sale of underlying securities held by the Fund at the worst possible time as far as long-term investors are concerned. Short-term trading drives up the Fund's transaction costs, measured by both commissions and bid/ask spreads, which are borne by the remaining long-term investors. Additionally, redemption of short-term holdings may create missed opportunity costs for the Fund, as the Sub-Advisers are unable to take or maintain positions with certain securities employing certain strategies that require a longer period of time to achieve anticipated results.

        For these reasons, the Fund assesses a 1.00% fee on the redemption of the Fund's shares held for less than 60 days. Redemption fees will be paid to the Fund to help offset transaction costs. The Company reserves the right to waive the redemption fee at its discretion if the Company believes such waiver is consistent with the best interests of the Fund and to the extent permitted or required by applicable law. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time.

        The Fund will redeem shares in the following order to determine which shares, if any, will be assessed the 1% redemption fee. All redemptions will first come from shares held more than 60 days, then dividend reinvestments, and finally shares held less than 60 days. Any shares held less than 60 days will be assessed the 1% redemption fee.

        The redemption fee will also not be assessed to accounts of the Adviser or its affiliates used to capitalize the Fund as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Fund.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

        The Fund intends to distribute substantially all of its net investment income and net capital gain in December of each year. Both distributions will be reinvested in shares of the Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain, regardless of your holding period for the shares. The Fund expects that, as a result of its investment objectives and strategies, its distributions will consist primarily of short-term capital gains, which are taxable as ordinary income. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Fund will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are generally exempt from federal income taxation.

        On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold taxes on any dividend and redemption or exchange proceeds at the backup withholding tax rate then in effect. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number. If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. The Fund is required to withhold taxes if a number is not delivered to the Fund within seven days. This summary is not intended to be and should

23

not be construed to be legal or tax advice to any current holder of the Fund's shares. You should consult your own tax advisers to determine the tax consequences of owning Fund shares.

NOTICE OF PRIVACY POLICY & PRACTICES

        Your privacy is important to us. We are committed to maintaining the confidentiality, integrity and security of your personal information. When you provide personal information, we believe that you should be aware of policies to protect the confidentiality of that information. We collect the following nonpublic personal information about you:

  •
  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

  •
  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

        We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

        In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

24

 OTHER INFORMATION

Adviser:	4909 Pearl East Circle, Suite #300 Boulder, Colorado 80301 Tactical Allocation Services, LLC
Distributor:	1625 Broadway, Suite 2200 Denver, Colorado 80202 ALPS Distributors, Inc.
Legal Counsel:	1550 17th Street, Suite 500 Denver, Colorado 80202 Davis Graham & Stubbs LLP
Transfer Agent:	1625 Broadway, Suite 2200 Denver, Colorado 80202 ALPS Mutual Funds Services, Inc.
Custodian:	425 Walnut Street, M.L. CN-OH-W6TC Cincinnati, Ohio 45202 US Bank, N.A

Disclosure of Fund Holdings

        The Statement of Additional Information contains a complete description of the Fund's policies and procedures with respect to the disclosure of its portfolio holdings.

Financial Reports

        Although this Prospectus describes the Fund's anticipated investments and operation, the Fund will also prepare annual and semiannual reports that detail the Fund's actual investments at the end of the period covered by the report. These reports will include a discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report will also include the report of the Fund's independent accountants.

FINANCIAL HIGHLIGHTS

        The financial highlights table on the following page is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Items "Net Asset Value—beginning of period" through "Net Asset Value—end of period" reflect financial results for a single Fund share.

        The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Spicer Jeffries LLP, whose report, along with the Fund's financial statements, is

25

included in the Annual Report, which is available upon request, and incorporated by reference into the SAI.

For the Period January 21, 2004 to October 31, 2004	Multi-Strategy Fund
Selected Per Share Data
Net asset value—beginning of period	$10.00
Income from investment operations
Net investment loss	(0.19)
Net realized and unrealized loss on investments	(0.50)
Total from investment operations	(0.69)

Net asset value—end of period	$9.31

Total return(2)	(6.90)%
Ratios and Supplemental Data
Net assets, end of period (000)	$47,244
Ratio of expenses to average net assets (excluding dividends on short sales)	4.12	%(1)
Ratio of expenses to average net assets (including dividends on short sales)	4.73	%(1)
Ratio of expenses to average net assets without fee waivers (excluding dividends on short sales)	4.53	%(1)
Ratio of expenses to average net assets without fee waivers (including dividends on short sales)	5.14	%(1)
Ratio of net investment income to average net assets	(3.72	)%(1)
Ratio of net investment income to average net assets without fee waivers	(4.13	)%(1)
Portfolio turnover rate	1014%

(1)
Annualized.

(2)
Total returns for less than one year are not annualized. Total return would have been lower had various fees not been waived during the period.

26

Inquiries and Copies of Fund Documents

        To make inquiries and to request other information, including a Prospectus, Statement of Additional Information, Annual Report, or Semi-Annual Report, free of charge, write to ALPS Distributors, Inc. or call (866) 84-AGILE (842-4453). The Fund also makes its Statement of Additional Information and annual and semi-annual reports available, free of charge, on its web site at www.agilefunds.com.

        Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

        The Statement of Additional Information dated February 25, 2005, is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. The Statement of Additional Information is incorporated into this Prospectus by reference; in other words, it is legally a part of this Prospectus, and you are considered to be aware of its contents.

        Copies of these materials, including the Statement of Additional Information, are also available, after paying a duplication fee, from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-21329 and 333-104390. These materials are also available on the SEC web site at www.sec.gov.

Investment Company Act File # 811-21329

27

STATEMENT OF ADDITIONAL INFORMATION

AGILE FUNDS, INC.

AGILE MULTI-STRATEGY FUND

Address:	4909 Pearl East Circle, Suite #300 Boulder, Colorado 80301	Mailing Address:	PO Box 1355 Denver, CO 80201-1355

Telephone: (866) 84-AGILE (842-4453)

February 25, 2005

        A Prospectus for the shares of Agile Multi-Strategy Fund dated February 25, 2005, provides the basic information you should know before investing in the Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Fund's Prospectus; in other words, this SAI is legally part of the Fund's Prospectus. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectus. It is intended to provide additional information regarding the activities of the Fund and should be read in conjunction with the Prospectus.

        You may obtain, without charge, the current Prospectus and SAI for the Fund by writing to ALPS Distributors, Inc. at 1625 Broadway, Suite 2200, Denver, Colorado 80202, or by calling (866) 84-AGILE (842-4453).

        The Financial Statements and Independent Accountants Report thereon in this SAI are incorporated by reference from the Fund's Annual Report, which contains additional performance information and may be obtained without charge by writing the address above or calling the toll-free number above. No other part of the Annual Report is incorporated herein by reference. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

THE COMPANY
INVESTMENT RESTRICTIONS
INVESTMENT OBJECTIVES AND POLICIES
MANAGEMENT OF THE FUND
PRINCIPAL HOLDERS
INVESTMENT ADVISER AND SUB-ADVISERS
THE DISTRIBUTOR
ALLOCATION OF PORTFOLIO BROKERAGE
FUND ADMINISTRATION
FUND TRANSFER AGENT
CUSTODIAN
DESCRIPTION OF SHARES
PURCHASE, REDEMPTION AND PRICING OF SHARES
PERFORMANCE INFORMATION
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
LEGAL COUNSEL

i

THE COMPANY

        Agile Funds, Inc., an open-end management investment company (the "Company"), was organized as a Maryland corporation on February 12, 2003. The Company currently offers one series of shares to investors, the Agile Multi-Strategy Fund (the "Fund"). The Fund is a non-diversified series and has its own investment objective and policies. The Company may establish another series and offer shares of a new fund at any time.

        The authorized capitalization of the Company consists of one billion shares of common stock of $0.001 par value per share (the "Shares"), of which 300,000,000 shares have been classified as a series designated as Agile Multi-Strategy Fund Common Stock. Shares of the Company have equal voting rights and liquidation rights, and are voted in the aggregate and not separately for each fund except in matters where a separate vote is required by the Investment Company Act of 1940 (the "1940 Act") or when the matter affects only the interest of a particular fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Company does not normally hold annual meetings of shareholders. The Directors will promptly call and give notice of a meeting of shareholders for proposals when requested to do so in writing by shareholders holding 10% or more of the Company's outstanding shares. The Company will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

        Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Directors. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Directors have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Company not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Directors in such manner as the Directors allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Company without his or her express consent.

        The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

        In lieu of investing directly, the Board of Directors of the Company may consider whether the Fund's investment objective would be furthered by converting to a Master/Feeder Fund Structure, pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objectives, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately.

        Conversion to a Master/Feeder Fund Structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in the Fund. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund's current operational structure. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

        The Fund's methods of operation and shareholder services would not be materially affected by its investment in another investment company ("Master Portfolio") having substantially the same investment objective and polices as the Fund, except that the assets of the Fund may be managed as part of a larger pool of assets. If the Fund invested all of its assets in a Master Portfolio, it would hold beneficial interests in the Master Portfolio and the Master Portfolio would directly invest in accordance with the objectives and policies described for the Fund. The Fund would otherwise continue its normal operation. The Board of Directors would retain the right to withdraw the Fund's investment from a Master Portfolio at any time it determines that it would be in the best interest of shareholders to do so. The Fund would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio.

        If the Board of Directors determines that a conversion to a Master/Feeder Fund Structure is in the best interest of the Fund's shareholders, it will consider and evaluate specific proposals prior to the implementation of a conversion. Furthermore, the Fund's Prospectus and Statement of Additional Information would be amended to reflect the implementation of the Fund's conversion and its shareholders would be notified in advance of any such conversion.

INVESTMENT RESTRICTIONS

        The following investment restrictions have been adopted by the Fund as fundamental policies and may be changed only by the affirmative vote of a majority of the outstanding shares of the Fund. As used in this Statement of Additional Information and in the Fund's prospectus, the term "majority of the outstanding shares of the Fund" means the vote of whichever is less:

  •
  67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or

  •
  more than 50% of the Fund's outstanding shares.

        These investment restrictions provide that:

  •
  The Fund may not issue senior securities or borrow money other than as permitted by the 1940 Act and any rules or exemptive orders applicable to the Fund thereunder.

  •
  The Fund may not underwrite or participate in the marketing of securities issued by other persons except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

  •
  The Fund may not concentrate its investments in any particular industry or industries.

  •
  The Fund may not purchase or sell real estate as such, but this restriction shall not prevent the Fund from investing in securities of companies which invest in real estate or obligations secured by real estate or interests therein.

  •
  The Fund may not invest in commodities except insofar as such investments would not require the Fund or its investment adviser or distributor to register as a commodity pool operator with the Commodity Futures Trading Commission.

  •
  The Fund will not make any loans except to the extent that it acquires obligations or makes loans of its assets.

  •
  The Fund may not pledge, mortgage or hypothecate its assets, except to secure permitted borrowings or indebtedness or in connection with loans of its assets.

        Non-fundamental investment restrictions may be amended by a majority vote of the Directors of the Fund without obtaining shareholder approval. Under the non-fundamental investment restrictions, the Fund may not:

  •
  invest more than 15% of the value of its net assets in securities that are illiquid or restricted. Restricted securities are those that are subject to legal or contractual restrictions on resale. Illiquid securities are those securities without readily available market quotations. Notwithstanding the foregoing, securities eligible to be traded without restriction among qualified institutions pursuant to rules adopted by the SEC that are considered to be liquid by, or pursuant to, liquidity standards adopted by the Board of Directors will not be subject to the foregoing limitation;

  •
  sell short securities with a total market value in excess of 100% of the Fund's net asset value, and the value of the securities of any one issuer in which the Fund is short may not exceed the lesser of: (i) 10% of the Fund's net asset value, or (ii) 10% of the securities of the relevant class of the issuer;

  •
  sell covered call options the underlying securities of which have an aggregate value (determined as of the date the calls are sold) exceeding 50% of the Fund's net asset value; or

  •
  sell put options to the extent that the premiums on protective put options exceed 25% of the Fund's net asset value at the time of purchase.

        If a particular percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in values or assets will not constitute a violation. The Fund may exchange securities, exercise any conversion rights or exercise warrants or any other rights to purchase common stock or other equity securities and may hold such securities so acquired without regard to the foregoing investment restrictions. For purposes of the investment restrictions described above or elsewhere herein, the Fund will not be deemed to own the asset or securities that comprise an index or a basket on that an option is based. (See "Investment Objectives and Policies—Investment in Private Options" below.)

INVESTMENT OBJECTIVES AND POLICIES

        A more detailed discussion of some of the investment strategies and policies described in the Prospectus (see "Investment Objectives, Policies and Risks") appears below:

Investment in Private Options

        The Fund may also invest in privately negotiated option contracts (each a "Private Option"). Generally, an option buyer negotiates with a bank or investment bank to buy a Private Option with contract terms that are more flexible than standardized exchange traded options. Under a Private Option contract, the buyer generally controls the length of the contract, the notional amount, and the basket of securities, managed accounts, or assets (the "Basket") comprising the reference portfolio that determines the value of the Private Option.

        Private Options will generally have a term ranging from 12 to 60 months. The Fund may buy Private Options that will be based on a Basket selected by the Adviser in accord with the Fund's Investment Objective and approved by the counterparty (the "Counterparty"). The Basket may be comprised of securities that include common and preferred stock, government and private issuer debt (including convertible and non-convertible debt), options and futures contracts, managed accounts, limited partnership interests (including so-called "hedge funds"), and shares of registered investment companies. During the term of a Private Option, the Adviser expects to have a limited right to modify the notional amount of the Private Option and the composition of the Basket.

        As with more traditional options, a Private Option will allow for the use of economic leverage without incurring risk beyond the amount of premium and related fees (the "Premium") paid for the Private Option. The Private Option will be structured so that it allows the Fund to benefit from an increase in the value of the Basket without owning the components of the Basket. Upon a decline in the value of the Basket, the Fund may lose all or a portion of the Premium paid for the Private Option. The Fund's gain or loss may be magnified by writing the Private Option with reference to a much larger notional amount of the Basket than the Premium being paid by the Fund. At no time will the Fund or its shareholders be exposed to a risk of loss in excess of the Premium.

        Upon the termination or expiration of a Private Option, the Fund will be entitled to receive from the Counterparty a cash payment (the "Settlement Price"), which is based on the change in value of the Basket serving as a benchmark for that Private Option. In no event will the Fund have the right to acquire the assets that comprise the Basket. The Settlement Price may reflect deductions for fees and an interest-equivalent amount payable to the Counterparty for establishing the Private Option. The Settlement Price will typically be payable to the Fund within a specified number of business days after termination or expiration of the Private Option. Any Private Option that does not require payment of the Settlement Price within seven calendar days after termination or expiration or that cannot be terminated by the Fund at any time will be treated as an illiquid asset.

        The Counterparty will generally have the right to terminate a Private Option at any time prior to maturity. If the Basket does not sufficiently increase in value prior to termination or expiration, the Fund may still suffer losses even though the Basket increased in value because of fees and interest-equivalent amounts payable to the Counterparty or because the increase in value of the Basket has been insufficient to trigger a position settlement value.

        The Counterparty to each Private Option will be a bank, financial institution, or an entity that is affiliated with either a bank or a financial institution with significant experience with such products. Each Counterparty will be one determined by the Adviser to be creditworthy and approved by the Fund's Board, including a majority of the Independent Directors. Neither the Adviser nor the Fund will have any control over any hedging or similar techniques used by the Counterparty to attempt to ensure the Counterparty's ability to perform under each Private Option. Likewise, neither the Adviser nor the Fund will have any claim on securities or other property, if any, that may be purchased by the Counterparty in connection with the Private Option. Should the Counterparty be unable to perform its obligations under a Private Option, then the Company could lose all or a portion of the Premium and the gain, if any, relating to such Private Option.

        The following examples are intended to illustrate the basic structure and the gain or loss that the Fund might realize on Private Options. Certain details of a typical Private Option have been simplified for purposes of these examples.

Example A—Hypothetical Gain

        The Adviser decides to acquire an interest in the increase (or decrease) in the value of securities that reflect the Fund's investment objective (the "Securities"). On behalf of the Fund, the Adviser purchases a Private Option from a Counterparty using a Basket established under the Private Option that is comprised of the Securities. For example, the Fund may choose a notional amount of $150,000 and pay to the Counterparty a $50,000 up-front premium for the Private Option with the Fund entitled to any increase in value of the Basket in excess of $150,000. The Counterparty may or may not decide to purchase the notional value, $150,000, of the Securities that comprise the Basket in order to hedge its obligations under the Private Option. The Private Option is terminated after one year, at which time the value of the Index has increased to $180,000 and the Fund has paid $5,000 in fees and interest-equivalent payments. The Settlement Price would be calculated as $180,000 (the current notional amount), less $100,000 in economic leverage, and the Fund would have a net gain of $25,000 ($180,000 less $100,000 less $50,000 less $5,000).

Example B—Hypothetical Loss

        The Adviser purchases a Private Option under the terms described above. However, upon termination of the Private Option the value of the Basket has declined to $120,000. The Settlement Price would be calculated as $120,000, less $100,000 in economic leverage, and the Fund would have a net loss of $35,000 ($120,000 less $100,000 less $50,000 less $5,000).

Special Risks of Over-the-Counter Options Transactions

        As part of its portfolio strategy, the Fund may engage in transactions in options that are traded over-the-counter ("OTC transactions"). OTC transactions differ from exchange-traded transactions in several respects. OTC transactions are effected directly with dealers and not with a clearing corporation. Without the availability of a clearing corporation, OTC transaction pricing is normally done by reference to information from market makers, which information is carefully monitored by the Adviser and verified in appropriate cases.

        As the OTC transactions are effected directly with dealers, there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience a loss. An OTC transaction may only be terminated by entering into a closing transaction with the dealer with whom the Fund originally dealt, which the dealer may be able to refuse to do. Any such termination may require the Fund to pay a premium to that dealer. In those cases in which the Fund has entered into a covered transaction and cannot terminate the transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised or different cover is substituted. In such cases, the Fund may not be able to sell the underlying security even though it might be advantageous to do so.

        It is the Fund's intention to enter into OTC transactions only with dealers that agree to, and that are expected to be capable of, entering into closing transactions with the Fund. There is also no assurance that the Fund will be able to liquidate an OTC transaction at any time prior to expiration. OTC transactions that the Fund cannot terminate at any time on less than seven days' notice will be considered illiquid.

Additional Information on Investment Strategies and Securities

        The Fund may invest in a wide range of strategies and securities, including the following:

        Commercial Paper:    Commercial paper consists of short-term unsecured promissory notes issued by corporations in order to finance their current operations. The Fund will only invest in commercial paper rated A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor's or Aa or better by Moody's. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to each Fund's policy with respect to illiquid investments unless, in the judgment of the Adviser, any such note is liquid.

        The rating of Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the issuer's parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1. Issuers of commercial paper rated A (highest quality) by Standard & Poor's have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1.

        Repurchase Agreements:    Repurchase agreements are agreements by which a person purchases a security and simultaneously commits to resell that security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to repurchase the securities at the agreed upon price, which obligation is in effect secured by the value of the underlying security. The Fund may enter into repurchase agreements with respect to obligations in which the Fund is authorized to invest.

        Warrants:    The Fund may invest a portion of its assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

        Initial Public Offerings:    The Fund may purchase shares in initial public offerings ("IPOs"). Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling shares, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Investing in IPOs has added risks because IPO shares are frequently volatile in price. As a result, an IPO company's performance can be more volatile and the IPO company may face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

        Long-Only Equity Strategies:    The Fund may employ strategies for identifying equity securities that the Fund would own. Such strategies will be exposed to general market risk.

        Short Oriented and Short Only Equity Strategies:    The Fund may employ strategies designed to capitalize on the expertise of certain Sub-Advisers that historically concentrate on the identification of candidates for short selling.

        Distressed Securities Strategies:    The Fund may employ strategies designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize.

        Fixed Income and High Yield Investment Strategies:    The Fund may employ strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Fund may invest in debt securities that fall below investment grade debt—commonly known as "junk bonds." Additionally, the Fund may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments.

        Foreign Securities:    Subject to the Fund's investment policies and quality standards, the Fund may invest in the securities of foreign issuers listed on foreign securities exchanges or over-the-counter markets, or which are represented by American Depositary Receipts and listed on domestic securities exchanges or traded in the United States on over-the-counter markets.

        Because the Fund may invest in foreign securities, an investment in the Fund involves risks that are different in some respects from an investment in a fund that invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Settlement practices may include delays and may differ from those customary in United States markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States. Finally, there are many differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks compared to the United States. These differences could negatively impact foreign securities in which the Fund invests.

Non-Diversification of Investments

        The Fund is non-diversified under the 1940 Act, which means that there is no restriction under the 1940 Act on how much the Fund may invest in the securities of any one issuer. However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code ("Code"), the Fund intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, the Fund will not invest more than 25% of the value of the Fund's total assets at the time of purchase in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). In addition, the Fund, with respect to 50% of its total assets, will not invest more than 5% of the Fund's total assets at the time of purchase in any one issuer or at the time of purchase own more than 10% of the outstanding voting securities of any one issuer. If a particular percentage restriction on the investment allocation of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the relative market values of the assets will not constitute a violation. As a non-diversified investment company, the Fund may be subject to greater risks than diversified companies because of the possible fluctuation in the values of securities of fewer issuers.

Writing Covered Call Options

        The Fund may write covered call options on equity securities to earn premium income, to assure a definite price for a security that the Fund has considered selling, or to close out options previously purchased. A call option gives the holder (buyer) of the option the right to purchase, and the writer has the obligation to sell, the security underlying the call option at a specified price (the exercise price) at or within a specified time frame. A call option is "covered" if the Fund owns the underlying security subject to the call option at all times during the option period.

        When writing call options on securities, the Fund may cover its position by owning the underlying security on which the option is written. Alternatively, the Fund may cover its position by owning a call option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the Fund or, if higher, by owning such call option and depositing and maintaining cash or liquid securities equal in value to the difference between the two exercise prices. In addition, the Fund may cover its position by depositing and maintaining cash or liquid securities equal in value to the exercise price of the call option written by the Fund. The principal reason for the Fund to write call options on securities held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

        There is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

Writing Cash-Secured and Covered Put Options

        The Fund may write cash-secured put options on equity securities to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the security underlying the put option at a specified exercise price at or within a specified time frame. The Fund may secure its obligation to buy the security underlying the put option by depositing and maintaining cash or liquid securities equal in value to the exercise price of the put option written by the Fund. The operation of put options in other respects is substantially identical to that of call options.

        When writing put options on securities, the Fund may cover its position by owning a put option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no lower than the exercise price of the put option written by the Fund or, if lower, by owning such put option and depositing and maintaining cash or liquid securities equal in value between the two exercise prices.

        The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case the Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised.

Options Transactions Generally

        The Fund may write both covered and uncovered options. Option transactions in which the Fund may engage involve the specific risks described above as well as the following risks:

  •
  the writer of an option may be assigned an exercise at any time during the option period;

  •
  disruptions in the markets for underlying instruments could result in losses for options investors;

  •
  the Fund may not be hedging when imperfect or no correlation exists between the option and the securities the Fund intends to hedge;

  •
  the insolvency of a broker could present risks for the broker's customers; and

  •
  market imposed restrictions may prohibit the exercise of certain options.

        In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund. The success of the Fund in using the option strategies described above depends, among other things, on the Adviser's ability to predict the direction and volatility of price movements in the options and securities markets and the Adviser's ability to select the proper time, type, and duration of the options.

        By writing call options, the Fund foregoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit. The Fund may also seek to earn additional income through receipt of premiums by writing covered put options. The risk involved in writing such options is that there could be a decrease in the market value of the underlying security. If this occurred, the option could be exercised and the underlying security would then be sold to the Fund at a higher price than its then current market value.

        The Fund may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities. The purchase of a put option generally protects the value of portfolio holdings in a falling market, while the purchase of a call option generally protects cash reserves from a failure to participate in a rising market. In purchasing a call option, the Fund would be in a position to realize a gain if, during the option period, the price of the security increased by an amount greater than the premium paid. The Fund would realize a loss if the price of the security decreased or remained the same or did not increase during the period by more than the amount of the premium. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a realized loss to the Fund.

        The imperfect correlation in price movement between an option and the underlying financial instrument and/or the costs of implementing such an option may limit the effectiveness of the strategy. The Fund's ability to establish and close out options positions will be subject to the existence of a liquid secondary market. Although the Fund generally will purchase or sell only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If an option purchased by the Fund expires unexercised, the Fund will lose the premium it paid. In addition, the Fund could suffer a loss if the premium paid by the Fund in a closing transaction exceeds the premium income it received. When the Fund writes a call option, its ability to participate in the capital appreciation of the underlying obligation is limited.

Borrowing

        The Fund will generally not borrow money in order to increase its portfolio holdings of securities. However, the Fund is permitted to borrow money in an amount not to exceed 33% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The Investment Company Act of 1940 requires the Fund to have asset coverage of not less than 300% immediately after giving affect to any borrowings The Fund also intends to invest in Private Options. As discussed above, the Settlement Price of a Private Option may reflect a deduction for an interest-equivalent amount payable to the Counterparty for establishing the Private Option. See "Investment Objectives and Policies—Investment in Private Options" above.

        The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all of the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with the lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without such borrowing.

Illiquid Securities

        Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities that are otherwise not readily marketable and securities such as repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities registered. Consequently, as a general matter, open-end mutual funds, such as the Fund, may not have more than 15% of their net assets invested in securities that are restricted or illiquid.

        In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including certain corporate fixed income instruments. Pursuant to guidance by the SEC, the Board of Directors, or the Adviser, pursuant to procedures adopted by the Board, may determine that such securities are not subject to the 15% limitation notwithstanding their legal or contractual restrictions on resale if in fact, for example, such securities are regularly traded among qualified institutions in such quantity that the Board or the Adviser considers them to be liquid. In all other cases, however, securities subject to significant legal or contractual restrictions on resale will be deemed illiquid.

Short Sales

        The Fund may use short selling either as a hedging technique or as a directional investment strategy. Short selling may be used as a hedging technique in an effort to reduce the risks associated with certain of its investments. For example, when the terms of a proposed acquisition call for the exchange of common stock and/or other securities, the common stock of the company to be acquired may be purchased and, at approximately the same time, the amount of the acquiring company's common stock and/or other securities to be received may be sold short. The Adviser will make any such short sale with the intention of later closing out (or covering) the short position with the securities of the acquiring company received once the acquisition is consummated. The purpose of the short sale is to protect against a decline in the market value of the acquiring company's securities prior to the acquisition's completion. However, should the acquisition not be completed, the Fund may realize losses on both its long position in the target company's shares and its short position in the acquirer's securities. At all times when the Fund does not own securities which are sold short, the Fund will segregate and maintain cash, cash equivalents and liquid securities equal in value on a daily marked-to-market basis to the market price of securities sold short less any margin held by the Fund's custodian or other third parties. If the total market price of short securities increases, or if the total market price of the segregated securities decreases, the Fund would be required to segregate additional assets or cover some or all of the short positions.

        The Board of Directors has considered the Fund's short sale strategies, including the risks and the anticipated levels of short sales, and has determined that their strategies and levels do not impair the Fund's ability to meet redemptions, operate within applicable regulatory requirements, be managed prudently and in accordance with the Fund's investment objectives and policies, and operate in the best interest of the Fund's shareholders.

Equity Swap Agreements

        The Fund may also enter into equity swap agreements for the purpose of attempting to obtain a desired return or exposure to certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities.

        Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of particular securities or securities representing a particular index. Forms of swap agreements include: equity or index caps, under which, in return for a premium, one party agrees to make payment to the other to the extent that the return on securities exceeds a specified rate, or "cap"; equity or index floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that the return on securities falls below a specified level, or "floor"; and equity or index collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against movements exceeding given minimum or maximum levels.

        Parties may also enter into bilateral swap agreements, which obligate one party to pay the amount of any net appreciation in a basket or index of securities while the Counterparty is obligated to pay the amount of any net depreciation.

        The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap Counterparty will be covered by the maintenance of a segregated account consisting of liquid assets.

        Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement Counterparty. The Adviser will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Temporary Investments

        The Fund may adopt temporary defensive positions by investing up to 100% of its net assets in positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. Depending upon the level of merger activity and other economic and market conditions, the Fund may invest temporarily a substantial portion of its assets in:

  •
  cash or cash equivalents, including money market instruments such as Treasury bills and other short-term obligations of the United States Government, its agencies or instrumentalities;

  •
  commercial paper rated A-1 by S&P or Prime-1 by Moody's. In the case where commercial paper has received different ratings from different rating services, such commercial paper is acceptable so long as at least one rating is in the highest categories of the nationally recognized rating organizations described above;

  •
  obligations of the U.S. government or its agencies or instrumentalities; and

  •
  repurchase agreements.

        To the extent the Fund invests in these temporary investments, the Fund may not achieve its investment objective.

 MANAGEMENT OF THE FUND

        The business of the Company is managed under the direction of the Board of Directors in accordance with the Articles of Incorporation and Bylaws of the Company, copies of which have been filed with the Securities and Exchange Commission and are available upon request. The Board of Directors consists of five individuals, three of whom are not "interested persons" (as defined under the 1940 Act) of the Company, the Adviser, or the Sub-Advisers ("Independent Directors"). The Directors shall elect officers including a president, secretary and treasurer. The Board of Directors retains the power to conduct, operate and carry-on the business of the Company if required, and has the power to incur and pay any expenses that, in the opinion of the Board of Directors, are necessary or incidental to carry out any of the Company's purposes. A director, officer, employee or agent of the Company, when acting in such capacity, shall not be subject to any personal liability except for his, her, or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his, her or its duties.

        The following is a list of the directors and executive officers of the Company and their principal occupations over the last five years. There is only one portfolio in the fund complex.

INDEPENDENT DIRECTORS

Name, Address, and Age(1)	Position with the Fund	Term of Office and Length of Time Served(2)	Principal Occupation(s) During last 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held By Director
Geoffrey T. Pavlic (37)	Director	April 3, 2003	Mr. Pavlic has practiced law since 1995, and is currently an attorney with Pepper Hamilton LLP	1	None
Larry F. Pisciotta (62)	Director	August 8, 2003	Founder and President of Brakes Plus®	1	None
Daniel L. Swires (50)	Director	April 3, 2003	Certified Public Accountant with Daniel L. Swires, CPA	1	None

 INTERESTED DIRECTORS

Name, Address, and Age	Position with the Fund	Term of Office and Length of Time Served(2)	Principal Occupation(s) During last 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held By Director
Neal R. Greenberg (49) 4909 Pearl East Circle Suite #300 Boulder, Colorado 80301	Senior Portfolio Manager and Director	February 12, 2003	Neal R. Greenberg has served as the Chief Executive Officer of the Adviser and on the Adviser's Board of Directors since 1996. In addition, Mr. Greenberg has been the President of Natural Wealth Real Estate, Inc. d/b/a Agile Advisors Inc., a registered investment adviser, since 1990. Since 2001, Mr. Greenberg has been the Chief Executive Officer of Agile Group, LLC, a registered investment adviser. Since 1996, Mr. Greenberg has been the President of Greenberg & Associates Securities, Inc. d/b/a Agile Group, an NASD member broker/dealer.	1	None
Timothy Barnett (31) 4909 Pearl East Circle Suite #300 Boulder, Colorado 80301	Director	August 8, 2003	Timothy Barnett has served as the Vice President of the Adviser since January 2003. In addition, Mr. Barnett has been employed by Natural Wealth Real Estate, Inc. d/b/a Agile Advisors Inc. since 1996.	1	None

 OFFICERS

Name, Address, and Age	Position with the Fund	Term of Office and Length of Time Served(2)	Principal Occupation(s) During last 5 years
Marc Nicolay (29) 4909 Pearl East Circle Suite #300 Boulder, Colorado 80301	President and Chief Executive Officer	August 8, 2003	Marc Nicolay has not served in any executive capacity with the Adviser. Mr. Nicolay has been employed by affiliates of the Adviser since 1997.
Paul Ramer (29) 4909 Pearl East Circle Suite #300 Boulder, Colorado 80301	Vice President	August 8, 2003	Paul Ramer has not served in any executive capacity with the Adviser. Mr. Ramer has been employed by affiliates of the Adviser since 1998.
Michael Brady (36) 4909 Pearl East Circle Suite #300 Boulder, Colorado 80301	Chief Financial Officer, Treasurer and Secretary	April 3, 2003
Michael Brady has served as the President of the Adviser since 1996. Mr. Brady has been the President of Agile Group, LLC, a registered investment adviser, since 2001. In addition, Mr. Brady has been a Vice President of Greenberg & Associates Securities, Inc. d/b/a Agile Group, an NASD member broker/dealer, since 1996.

(1)
Each independent director may be contacted by writing to the director, c/o Agile Funds, Inc., 4909 Pearl East Circle, Suite #300, Boulder, Colorado 80301.

(2)
Each director holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a director dies, resigns, or is removed, adjudged incompetent, or, having become incapacitated by illness or injury, is retired by the Board of Directors in accordance with the Company's Bylaws; or (c) the Company terminates. Each officer is typically elected for a term of one year, serving until the earliest of: (a) the election of his successor; (b) the date the officer dies, resigns or is removed by the Board of Directors in accordance with the Company's Bylaws; or (c) the Company terminates.

        Except for their service on the Company's Board of Directors, the independent directors named above have not held any positions during the past two years with the Fund; any investment company; any investment adviser; any underwriter of the Fund; or any affiliate of the Fund or its investment advisers or underwriters.

Standing Board Committees

        The Company's Board of Directors currently maintains an Audit Committee. The Audit Committee meets periodically with the Company's officers and its independent auditors to review accounting matters, the adequacy of internal controls, the responsibilities and fees of the independent auditors and other matters. Members of the Audit Committee are currently Geoffrey T. Pavlic, Larry F. Pisciotta, and Daniel L. Swires. The Audit Committee did not meet during the fiscal year ended October 31, 2004.

        At the present time there are no other standing committees of the Company's Board of Directors. The Board of Directors may in the future consider establishing one or more additional committees, including but not limited to committees charged with responsibility for nomination, compensation, valuation, investment and brokerage matters.

Director Ownership of Fund Shares

        As of December 31, 2004, the following table shows the dollar range of shares beneficially owned by each Director in the Fund.

INDEPENDENT DIRECTORS

Name of Director	Dollar Range of Equity Securities in the Fund(1)	Aggregate Dollar Range of Equity Securities in All Funds in the Company Overseen by Directors
Geoffrey T. Pavlic	None	None
Larry F. Pisciotta	None	None
Daniel L. Swires	None	None

INTERESTED DIRECTORS

Name of Director	Dollar Range of Equity Securities in the Fund(1)	Aggregate Dollar Range of Equity Securities in All Funds in the Company Overseen by Directors
Timothy Barnett	Over $100,000	Over $100,000
Neal R. Greenberg	Over $100,000	Over $100,000

(1)
Includes the value of shares beneficially owned by each Director in the Fund as of December 31, 2004.

        Each Independent Director receives a per meeting fee of $2,000 for each Board and Board Committee meeting attended and reimbursement of expenses incurred in attending meetings. The following chart provides certain information about the Director fees paid by the Company for the fiscal year ended October 31, 2004:

Name of Person/ Position	Aggregate Compensation from the Company	Aggregate Compensation from the Fund Complex
Timothy Barnett, Director	$0	$0
Neal R. Greenberg, Chairman & Director	$0	$0
Gregory T. Pavlic, Director	$6,000	$6,000
Larry F. Pisciotta, Director	$6,000	$6,000
Daniel P. Swires, Director	$6,000	$6,000

        No employee of the Distributor, ALPS, or Tactical receives any compensation from the Company for acting as an officer or a Director of the Company.

PRINCIPAL HOLDERS

        As of January 31, 2005, no shareholders owned more than 5% or more of the outstanding shares of the Fund. The Directors and officers of the Fund, as a group, owned 1.24% of the outstanding shares of the Agile Multi-Strategy Fund as of January 31, 2005.

INVESTMENT ADVISER AND SUB-ADVISERS

Investment Adviser, Advisory Agreement and Operating Services Contract

        Investment Adviser.    Tactical Allocation Services, LLC d/b/a Agile Allocation Services LLC, 4909 Pearl East Circle, Suite #300 Boulder, Colorado 80301, the Fund's Investment Adviser ("Adviser" or "Tactical"), is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisers Act of 1940. Neal R. Greenberg, Michael Brady and Timothy Barnett are the Chief Executive Officer, President and Vice-President, respectively, of the Adviser and collectively they own approximately 84% of the Adviser's membership interests. Mr. Greenberg and Mr. Brady collectively own 100% of the Adviser's voting interests.

        Advisory Agreement.    Under the terms of the Investment Advisory Agreement (the "Advisory Agreement") between the Company and the Adviser, the Adviser:

  •
  manages the investment operations of the Fund and the composition of its portfolio, including the purchase, retention and disposition of securities in accordance with the Fund's investment objective;

  •
  allocates the Fund's assets among the strategies and the Sub-Advisers;

  •
  pays the Sub-Advisers out of the management fee the Adviser receives from the Fund for its services;

  •
  provides all statistical, economic and financial information reasonably required by the Fund and reasonably available to the Adviser;

  •
  provides the custodian of the Fund's securities on each business day with a list of trades for that day; and

  •
  provides persons satisfactory to the Company's Board of Directors to act as officers and employees of the Company.

        The Adviser receives a management fee (the "Management Fee"), payable monthly, for the performance of its services. The annual Management Fee is equal to 2.5% of the average net assets of the Fund. The Management Fee will be accrued daily for the purpose of determining the offering and redemption price of the Fund's shares. During the thirty days after the date of this Prospectus (or such longer period as may be determined by the Advisor), the Advisor will waive the Management Fee and will pay certain expenses incurred by the Fund.

        Services Contract.    Under the terms of the Operating Services Agreement (the "Services Contract") between the Company and the Adviser, the Adviser pays certain of the Fund's expenses, including, without limitation:

  •
  the costs incurred in connection with registration and maintenance of its registration under the Securities Act of 1933, the Investment Company Act of 1940, and state securities laws and regulations;

  •
  preparation, printing and mailing of reports, notices and prospectuses to current shareholders;

  •
  transfer taxes on the sales of the Fund's shares;

  •
  market value fee paid to the Fund's Administrator for Fund administration and accounting; in addition, the Adviser will reimburse the Fund's Administrator, in accordance with the Administrative Services Agreement, for out-of-pocket expenses incurred on behalf of the Fund;

  •
  auditing expenses;

  •
  market value fee charged by the Fund's Custodian for the custody of Fund assets;

  •
  shareholder transfer charges incurred by the Fund's Transfer Agent;

  •
  insurance expenses for fidelity and other coverage;

  •
  fees and expenses of Directors who are not "interested persons" within the meaning of the Investment Company Act of 1940; and

  •
  expenses for Board of Director and shareholder meetings.

        The Services Contract provides that the Fund pays certain of its expenses, including, without limitation:

  •
  transfer taxes on the sales of portfolio securities;

  •
  brokerage commissions and other portfolio transaction fees, including transaction fees charged by the custodian;

  •
  taxes owed to Federal and State jurisdictions by the Fund;

  •
  interest expense on Fund borrowing; and

  •
  borrowing costs paid out on short sales.

        The Fund is also liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. The Fund has an obligation to indemnify the Adviser and each of its officers and Directors with respect to any losses other than those to which it, he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of its, his or her office.

        The Adviser receives an operating services fee, payable monthly, for the performance of its non-advisory services at an annual rate of 1.00% of the average daily net assets of the Fund. These fees will be accrued daily for the purpose of determining the offering and redemption price of the Fund's shares.

        Ordinary Annual Operating Expenses.    The combined effect of the Advisory Agreement, the Services Contract and 12b-1 distribution fees payable by the Fund in an amount equal to 1% of the average daily net assets of the Fund is to fix the Fund's ordinary annual operating expenses at 4.5% of the average daily net assets of the Fund, excepting brokerage commissions, custodial transaction charges, portfolio trading transfer taxes, borrowing expenses on short sales, taxes, litigation and other extraordinary expenses.

        The Advisory Agreement and Services Contract will continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Fund's Board of Directors, cast in person at a meeting specifically called for the purpose of voting on such approval, and by (b) the majority vote of either all of the Fund's Directors or the vote of a majority of the outstanding shares of the Fund. The Advisory Contract, Services Contract and Shareholder Services Agreements may be terminated without penalty on 60 days' written notice by a vote of a majority of the Company's Board of Directors or by the Adviser, or by holders of a majority of the Fund's outstanding shares. The Advisory Contract, Services Contract and Shareholder Services Agreements shall terminate automatically in the event of its assignment (as that term is defined in the Investment Company Act of 1940).

	Year Ended October 31, 2004
Adviser / Sub-Adviser
	Advisory Fees	Waiver of Fees
Tactical Allocation Services, Inc.	$637,808	$75,960
Battenkill Asset Management, LLC	110,352	0
Robert Grey, dba Denver Money Manager	35,016	0

        During the year ended October 31, 2004, the Adviser received $255,123 under the Services Contract, of which $30,383 were waived by the Adviser.

Applications for Exemptive Orders

        The Company has requested an exemptive order from the Securities and Exchange Commission that would permit the Adviser, subject to approval by the Company's Board of Directors, to appoint sub-advisers to conduct the investment programs of the Fund without shareholder approval. There can be no assurance that such an order will be granted. The Adviser will not add Advisers without shareholder approval unless and until such exemptive relief has been obtained.

        The Company also has requested an exemptive order from the Securities and Exchange Commission that would permit the Fund to invest in affiliated and non-affiliated investment companies in excess of the limitations in the Investment Company Act of 1940. There can be no assurance that such an order will be granted. In the absence of such an order, the Fund's ability to invest in other investment companies will be limited.

Sub-Advisers

        On November 18, 2004 the Company determined that it would be in the best interests of the Fund to have the sub-advisory relationship with Battenkill Asset Management, LLC ("Battenkill") terminated and such termination occurred effective November 22, 2004.

        The Company currently engages the following Sub-Advisers to conduct the investment programs of the Fund pursuant to a separate sub-advisory agreement with the Company and the Adviser (a "Sub-Advisory Agreement"):

  Denver Money Manager

        The Adviser has entered into a sub-advisory agreement with Robert E. Grey Registered Investment Adviser doing business as Denver Money Manager ("Grey") to manage a portion of the Fund's assets. Grey is a registered investment adviser located in Denver, Colorado. Grey manages private client funds in discretionary accounts. Grey has experience managing registered investment companies. Grey is the sole portfolio manager, and sub-adviser for the Choice Long/Short Fund effective August 20, 2004. Total assets under management by Grey in private discretionary accounts were approximately $67 million as of October 31, 2004, which does not include the assets of the Choice Long/Short Fund or the institutional accounts that he manages as a sub-advisor. For the past 15 years Grey has managed discretionary client accounts and provided trading signals to institutional clients, including the Adviser, for the past 5 years.

  Centaur Capital Partners, L.P.

        On November 22, 2004, in connection with the termination of Battenkill, the Adviser entered into an interim sub-advisory agreement with Centaur Capital Partners, L.P. ("Centaur") to manage a portion of the Fund's assets. Founded in August 2002, Centaur is a registered investment adviser located in Dallas, Texas. Centaur manages client funds in discretionary accounts. Centaur does not have prior experience in managing registered investment companies. Total assets under management by Centaur in discretionary accounts were approximately $11.7 million as of October 31, 2004. For the past 6 years, Centaur has managed discretionary client funds in a similar style.

  Brantley Asset Management, LLC

        On November 23, 2004, in connection with the termination of Battenkill, the Adviser has entered into an interim sub-advisory agreement with Brantley Asset Management, LLC ("Brantley") to manage a portion of the Fund's assets. Brantley is a registered investment adviser located in Beachwood, Ohio. Brantley manages client funds in discretionary accounts. Brantley does not have prior experience in managing registered investment companies. Total assets under management by Brantley in discretionary accounts were approximately $10.5 million as of October 31, 2004. For the past 8 years, Brantley has managed discretionary client funds in a similar style.

  Quantitative Equity Strategies, LLC

        On November 24, 2004, in connection with the termination of Battenkill, the Adviser has entered into an interim sub-advisory agreement with Quantitative Equity Strategies, LLC ("QES") to manage a portion of the Fund's assets. QES is a registered investment adviser located in Highlands Ranch, Colorado. QES manages client funds in discretionary accounts. QES does not have prior experience in managing registered investment companies. Total assets under management by QES in discretionary accounts were approximately $74 million as of October 31, 2004. For the past year, QES has managed discretionary client accounts and has provided trading signals to institutional clients, including the Adviser.

  Compass Fund Management, LLC

        On November 22, 2004, in connection with the termination of Battenkill, the Adviser has entered into an interim sub-advisory agreement with Compass Fund Management, LLC ("Compass") to manage a portion of the Fund's assets. Compass is a registered investment adviser located in San Francisco,

California. Compass manages client funds in discretionary accounts. Compass does not have prior experience in managing registered investment companies. Total assets under management by Compass in discretionary accounts were approximately $350 million as of October 31, 2004. For the past 12 years, Compass has managed discretionary client accounts.

        Each of these interim sub-advisory agreements will terminate on the 150th day following the termination of the contract with Battenkill, which is April 18, 2004. The Fund intends to seek shareholder approval of sub-advisory agreements with each of these sub-advisers before that termination date.

Sub-Advisory Agreements

        Each Sub-Advisory Agreement (the "Sub-Advisory Agreements") provides or will provide that the Sub-Adviser will formulate and implement a continuous investment program for the Fund in accordance with the Fund's objective, policies and limitations and any investment guidelines established by the Adviser. Each Sub-Adviser will, subject to the supervision and control of the Adviser, determine in its discretion with respect to the portion of the assets of the Fund allocated to it from time to time by the Adviser, which securities will be purchased, held, sold or exchanged by the Fund, and will place orders with and give instructions to brokers and dealers to cause the execution of such transactions. Each Sub-Adviser is required to furnish at its own expense all investment facilities necessary to perform its obligations under its Sub-Advisory Agreement.

        Each Sub-Advisory Agreement will continue in effect from year to year, provided it is approved at least annually by a vote of the majority of the directors who are not parties to the agreement or interested persons of any such party, and by a majority vote of all the Directors, cast in person at a meeting specifically called for the purpose of voting on such approval. Each Sub-Advisory Agreement may be terminated without penalty at any time by the Adviser or the Sub-Adviser on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as that term is defined in the 1940 Act).

Approval of the Advisory Agreement and the Sub-Advisory Agreements

        On November 18, 2004 the Company determined that it would be in the best interests of the Fund to have the sub-advisory relationship with Battenkill Asset Management, LLC ("Battenkill") terminated and such termination occurred effective November 22, 2004. Tactical and the Board further discussed the benefits to the Fund and Fund shareholders of adding additional sub-advisers. Tactical reported that it had conducted an analysis of the Fund, its structure and its current Sub-Advisers to which Tactical allocates the Fund's assets. Based on its analysis of the Fund, Tactical recommended to the Board that it approve four additional sub-advisers and recommend these additional sub-advisers to shareholders for their approval. Tactical believes the addition of Compass, QES, Centaur, and Brantley will improve the performance of the Fund by employing additional absolute return strategies, which provide greater diversification against market or sector related event volatility.

        The addition of Compass, QES, Centaur, and Brantley as Sub-Advisers to the Fund will not increase either the total management fees payable by the Fund or the annual operating expenses of the Company. Tactical receives a fixed management fee of 2.5% of annual average net assets of the Fund as investment Adviser to the Fund. In addition, Grey receives a sub-advisory fee of 1.00% of the average annual net assets allocated to it by Tactical. Tactical has also contractually agreed to pay all expenses incurred in performing its investment advisory services.

        In connection with the termination of Battenkill, the Adviser successively entered into Interim Sub-Advisory Agreements with Compass, QES, Centaur, and Brantley (each, an "Interim Sub-Adviser" and, collectively the "Interim Sub-Advisers"). The Interim Sub-Advisors are each responsible for managing a portion of the Fund's assets. Each of the Interim Sub-Advisory Agreements will terminate on the 150th day following the termination of the contract with Battenkill, which is April 17, 2004. The Fund intends to seek shareholder approval of sub-advisory agreements with each of these sub-advisers before that termination date. Under the Interim Sub-Advisory Agreements, Tactical serves as manager and Adviser for the Fund and provides portfolio management oversight of that portion of the Fund's assets managed by Compass, QES, Centaur, and Brantley, respectively, rather than directly managing all the Fund's assets. Pursuant to the Interim Sub-Advisory Agreements, Compass, QES, Centaur, and Brantley provide the Fund with a continuous investment program over the Fund's assets for which Tactical, and not the Fund, pays an annual fee.

        Based on Tactical's findings and recommendation, the Board, including those Directors who are not "interested persons" of the Company, approved the appointments of Compass, QES, Centaur, and Brantley as additional Sub-Advisers to the Fund, contingent upon shareholder approval, and recommended the approval of the Compass Agreement, the QES Agreement, the Centaur Agreement, and the Brantley Agreement to shareholders of the Fund.

        With respect to the nature and extent of services to be provided, the Board considered the specific services which the Adviser and Sub-Advisers are required to perform under their respective agreements, including the research intensive investing strategies that will be utilized by the Fund. Because the Fund has no prior experience with the Adviser or Sub-Advisers under these agreements, the Board was not able to evaluate the quality of services that are to be provided by the Adviser or Sub-Advisers.

        With respect to the overall fairness of the agreements, the Board reviewed other hybrid investment products, including several open-end mutual funds currently in existence, and determined that the fees payable to the Adviser are comparable to the fees payable in such other funds. Also with respect to the overall fairness of the agreements, the Board considered the fact that the Adviser will be obligated to pay certain of the fees of the Fund's Sub-Advisers, Administrator, Transfer Agent, and Custodian and the fact that the Adviser has fixed its management fee at 2.5% of the Fund's net assets. The Board also considered the fact that certain economies of scale would not likely be realized during the initial term of the Advisory Agreement. In light of these considerations, the Board determined that the Advisory Agreement and Sub-Advisory Agreements were reasonable.

THE DISTRIBUTOR

        ALPS Distributors, Inc. (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Company dated as of December 19, 2003 (the "Distribution Agreement"). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares. No affiliated persons of the Fund are affiliated persons of the Distributor. The Distribution Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board of Directors or a vote of a majority of the outstanding shares, and (b) by a majority of the Directors who are not interested persons of the Company or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval. The Distributor Agreement may be terminated by the Company at any time, without the payment of any penalty, by vote of a majority of the entire Board of Directors of the Company or by vote of a majority of the outstanding shares of the Fund on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days' written notice to the Corporation. The Distributor Agreement will automatically terminate in the event of its assignment.

        The Company has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act relating to Fund shares (the "12b-1 Plan"). Under the 12b-1 Plan, Fund shares pay compensation monthly to the Distributor at an annual rate of 1.00% per annum of the average daily net assets attributable to the Fund shares for the purpose of financing any activity that is primarily intended to result in the sale of Fund shares. The 12b-1 fees consist of a .75% asset-based sales charge fee and a .25% service charge fee paid to financial intermediaries for the sale and distribution of shares, for other services performed with respect to shareholder accounts, and for any other marketing expenses of the Fund paid for by the Fund. The principal use of 12b-1 fees is to compensate underwriters and sales personnel. Other services for which 12b-1 fees will be paid include printing and mailing prospectuses and reports for other than existing shareholders, preparing and distributing advertising materials, and organizing and conducting sales seminars. The Fund does not participate in joint distribution activities with any other investment company. No Independent Director of the Fund has any direct or indirect financial interest in the operation of the 12b-1 Plan or any related agreements. Greenberg and Associates Securities, Inc. d/b/a Agile Group, a broker/dealer affiliated with the Adviser, will receive 12b-1 payments for sales of the Fund's shares to investors.

ALLOCATION OF PORTFOLIO BROKERAGE

        Subject to the supervision of the Board of Directors and the Adviser, decisions to buy and sell securities for the Fund are made by the Fund's Adviser and Sub-Advisers. The Adviser and its appointed Sub-Advisers are authorized by the Board of Directors to allocate the orders placed by them on behalf of the Fund to brokers or dealers who may, but need not, provide research or statistical material or other services to the Fund or the Adviser or the Sub-Advisers for the Fund's use. Such allocation is to be in such amounts and proportions as the Adviser and Sub-Adviser may determine. In selecting a broker or dealer to execute each particular transaction, the Adviser and its appointed Sub-Advisers will take the following into consideration:

  •
  the best net price available;

  •
  the reliability, integrity and financial condition of the broker or dealer;

  •
  the size of and difficulty in executing the order; and

  •
  the value of the expected contribution of the broker or dealer to the investment performance of the Fund on a continuing basis.

        Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser or Sub-Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Fund. In allocating portfolio brokerage, the Adviser or Sub-Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser or Sub-Adviser exercises investment discretion. Some of the services received as a result of Fund transactions may primarily benefit accounts other than the Fund, while services received as a result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund.

        Transactions on U.S. stock exchanges, and increasingly equity securities traded over-the-counter, involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. During the fiscal year ended October 31, 2004, the Fund paid $529,759 in brokerage commissions:

        During the fiscal year ended October 31, 2004, no brokerage commissions were paid by the Fund to an affiliated broker of the Company and no soft dollars were used.

        The Advisory Agreement for the Funds provides that the Adviser will seek to obtain the best overall terms available in executing portfolio transactions and selecting brokers or dealers. In assessing the best overall terms available for any transaction, the Adviser will consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis.

        The Company has a strict policy against compensating a broker-dealer for promoting or selling Fund shares by directing brokerage transactions to that broker. This prohibition applies both to directing transactions to selling brokers, and to indirectly compensating selling brokers by participation in a step-out or similar arrangement in which the selling broker receives a portion of the commission. This ban includes any payment, including any commission, mark-up, mark-down or other fee (or portion of another fee) received or to be received from portfolio transactions effected through any broker or dealer. There are no exceptions to this policy.

        The Funds may from time to time purchase securities issued by the Company's regular broker/dealers (as defined in Rule 10b-1 under the Investment Act of 1940, as amended (the "1940 Act") or their parent companies. During the fiscal year ended October 31, 2004, the Fund did not acquire securities of its regular broker/dealers.

PORTFOLIO TURNOVER

        The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one-year period. Although the Fund's annual portfolio turnover this year was in excess of 1000%, the Adviser expects that annual portfolio turnover in the Fund will be approximately 500%, which would represent five complete turnovers of the Fund's portfolio per year.

        The Fund will invest portions of its assets to seek short-term capital appreciation. The Fund's investment objective and corresponding investment policies can be expected to cause the portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company.

        Absolute return and arbitrage investment strategies are characterized by a high turnover rate because, in general, many of the opportunities for capital appreciation are of a relatively short time in duration. As an example, in merger arbitrage, the majority of mergers and acquisitions are consummated in less than six months, while tender offers are normally completed in less than two months. Liquidations and certain other types of corporate reorganizations usually require more than six months to complete. The Fund will generally benefit from the timely realization of the opportunity for which it has invested, and a correspondingly high portfolio turnover rate would be consistent with, although it would not necessarily ensure, the achievement of the Fund's investment objective. Short-term trading involves increased brokerage commissions, which expense is ultimately borne by the shareholders.

FUND ADMINISTRATION

        ALPS Mutual Funds Services, Inc. ("ALPS") serves as Fund Administrator pursuant to a Fund Administration Servicing Agreement with the Adviser and the Fund. As such, ALPS provides all necessary bookkeeping, shareholder recordkeeping services and share transfer services to the Fund. ALPS will receive a fund administration fee for providing these services to the Fund, which will be billed to and paid by the Adviser on a monthly basis. Under the Fund Accounting Servicing Agreement, ALPS will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. ALPS will receive a fund accounting fee for the Fund, which will be billed to and paid by the Adviser on a monthly basis.

FUND TRANSFER AGENT

        ALPS serves as Transfer Agent to the Fund pursuant to a Transfer Agent Servicing Agreement with the Adviser. Under the Transfer Agent Servicing Agreement, ALPS will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of Fund shares sold in each state. ALPS will receive a transfer agent fee, which will be billed to and paid by the Adviser on a monthly basis.

CUSTODIAN

        The Custodian for the Fund is US Bank, N.A., located in Cincinnati, Ohio. As Custodian, US Bank will hold all of the Fund's securities and cash. US Bank will receive a market value fee, which will be billed to and paid by the Adviser on a monthly basis.

DESCRIPTION OF SHARES

        The Company is authorized to issue up to one billion shares of common stock with a par value of $0.001 per share. A total of 300,000,000 of such shares have been classified as a series designated as Agile Multi-Strategy Fund Common Stock. The Board of Directors is authorized to issue shares in one or more series and to establish one or more classes within each series without shareholder approval.

Rights of Each Series

        If in the future the Company establishes additional classes of Agile Multi-Strategy Fund Common Stock, then subject to the following, a share of each class would represent an identical interest in the Fund's investment portfolio and would have the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privileges, if any. The different sales charges and other expenses applicable to the different classes of shares of the Fund would affect the performance of those classes. Each share of a particular class of the Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of the Fund. All shares of the Fund will be voted together, except that only the shareholders of a particular class of the Fund may vote on matters exclusively affecting that class, such as the terms of a Rule 12b-1 Plan as it relates to the class.

        Shares have no preemptive rights and are freely transferable on the books of the Fund.

        All Shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation, the Board of Directors will call special meetings of shareholders.

        Directors may be removed by action of the holders of a two-thirds majority of the outstanding shares of the Company. The Fund will assist shareholders in communicating with other shareholders as required by the 1940 Act.

        Shares have non-cumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the Board of Directors. Directors may be removed by action of the holders of a two-thirds majority of the outstanding shares of the Company.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

        The net asset value per share of the Fund will be determined on each day when the New York Stock Exchange ("NYSE") is open for business and will be computed by taking the aggregate market value of all assets of the Fund less its liabilities, and dividing by the total number of shares outstanding. Each determination will be made:

  •
  by valuing portfolio securities, including open short positions, puts and calls, and futures contracts, which are traded on the various exchanges including the NASDAQ National Market System or similar electronic exchange, at the last reported sales price;

  •
  by valuing portfolio securities for which a quote is readily available at the last quoted price;

  •
  by valuing portfolio securities for which no sale was reported on a particular day and securities traded on the over-the-counter market at the mean between the last bid and asked prices; and

  •
  by valuing portfolio securities or other assets for which market quotations are not readily available at fair value in good faith and under the supervision of the Board of Directors, although others may do the actual calculation.

        The price (net asset value) of Fund shares is determined as of the close of the regular session of trading on the NYSE (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. The NYSE is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Trading in Foreign Securities

        Trading in foreign securities may be completed at times that vary from the closing of the NYSE. In computing net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are primarily traded immediately prior to the closing of the NYSE. Some foreign currency exchange rates may also be determined at the latest rate immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If these events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors.

Purchase of Shares

        Orders for shares received by the Company in good order prior to the close of the regular session of trading on the NYSE on each day during such periods that the NYSE is open for trading are priced at net asset value per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of the regular session of trading of the NYSE on the next day on which it is open for trading at the next determined net asset value per share.

Redemption of Shares

        The Company will redeem all or any portion of a shareholder's shares of the Fund when requested in accordance with the procedures set forth in the "Redemptions" section of the Prospectus. Under the Investment Company Act of 1940, a shareholder's right to redeem shares and to receive payment therefor may be suspended at times:

  (a)
  when the NYSE is closed, other than customary weekend and holiday closings;

  (b)
  when trading on that exchange is restricted for any reason;

  (c)
  when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

  (d)
  when the Securities and Exchange Commission by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

        In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

        Supporting documents in addition to those listed under "Redemptions" in the Fund's prospectus will be required from executors, administrators, trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

        The Company has filed an election pursuant to Rule 18f-1 under the 1940 Act that provides that each series of the Company is obligated to redeem shares solely in cash up to $250,000 or 1% of such portfolio's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount may be made in proceeds other than cash. The Fund may make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. Shareholders who receive redemption in kind may incur additional costs when they convert the securities or property received to cash and may receive less than the redemption value of their shares, particularly where the securities are sold prior to maturity.

TAX STATUS

        The following discussion of tax consequences is for the general information of shareholders that are U.S. persons for U.S. federal income tax purposes, which generally includes generally any shareholder that is (1) an individual citizen or resident of the United States, (2) a corporation (or other entity treated as a corporation for such purposes) created or organized in or under the laws of the United States or any state thereof or the District of Columbia, (3) an estate the income of which is subject to U.S. federal income taxation regardless of its source and (4) a trust, if a U.S. court is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions. This discussion does not address the tax consequences for certain investors that may be subject to special rules, such as shareholders that are not U.S. persons for U.S. federal income tax purposes and shareholders that generally are exempt from federal income taxation under the Code, such as IRAs and certain pension plans. This discussion also does not address state and local taxes or other taxes that may apply to distributions received from the Fund or to the proceeds of the sale or redemption of the Fund's shares.

        This discussion is included for general purposes only and does not address all the aspects of U.S. federal income taxation that may be relevant to any particular investor in light of that investor's particular circumstances. Investors are urged to consult their own tax advisors regarding the U.S. federal income and other tax consequences of acquiring, owning and disposing of shares in the Fund.

Taxation of the Fund

        The Fund has qualified and elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the requirements imposed by the Code in order to avoid being required to pay any federal income or excise taxes. Distributions will be in shares of the Fund unless a shareholder elects to receive cash.

        If the Fund fails to qualify as a regulated investment company under the Code in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

        The Fund will be subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The tax will not apply in any calendar year in which the Fund pays to shareholders distributions representing at least 98% of the Fund's ordinary income for the calendar year and at least 98% of its net capital gains (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

        The Fund may invest in certain assets the income tax treatment of which may not coincide with the Fund's receipt of cash distribution or proceeds from such assets. Because the tax treatment of such assets may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to the asset, the amount that must be distributed to shareholders and that will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in these types of assets. In addition, the distribution requirements under the Code described above to qualify as a regulated investment company and to avoid the excise tax may limit the extent to which the Fund will be able to invest in such assets.

        For example, the Fund may invest in stock of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC under the Code if at least one-half of its assets constitutes passive investment-type assets or 75% or more of its gross income is passive investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. The Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

        The Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that may be available with respect to certain investments of the Fund, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. The Fund also may be able to elect to "mark-to-market" stock of a publicly traded PFIC, recognizing gain or loss annually on the change in the market value of the PFIC stock. If either of these elections are made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply but the Fund may be taxed without receiving a distribution from the PFIC. The Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

        Pursuant to Code Section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction with respect to the option, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

        Certain of the options, futures contracts, and forward foreign currency exchange contracts in which the Fund may invest are so-called "section 1256 contracts." With certain exceptions, gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by the Fund at the end of a taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

        Generally, the hedging transactions undertaken by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on a position that is part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because comprehensive regulations implementing the straddle rules have not been promulgated, the tax consequences to the Fund of hedging transactions are not always clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to stockholders.

        The Fund may make one or more of the elections available under the Code that are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under the rules according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

        The Fund may invest in debt instruments that bear original issue discount or market discount or market premium for tax purposes. The Fund also may engage in transactions that are treated as constructive sales or as conversion transactions for tax purposes even though the Fund continues to hold the asset treated as sold. The tax treatment of these investments may cause the Fund to realize taxable income or gain prior to the time the Fund actually receives a cash payment relating to such income or gain.

        Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest, dividends or other receivables, or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase, decrease, or eliminate the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Taxation of Shareholders

        Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions from the Fund may be eligible in part for the dividends-received deduction available to corporations. To the extent dividends received by a Fund are attributable to foreign corporations, a corporation that owns shares will not be entitled to the dividends-received deduction with respect to its pro rata portion of such dividends, since the dividends-received deduction generally is available only with respect to dividends paid by domestic corporations. Similarly, distributions from the Fund may be eligible for a reduced individual income tax rate to the extent they are attributable to dividends the Fund receives from domestic corporations or certain qualifying foreign corporations. These distributions are known as qualified dividend income ("QDI"). The Funds will notify shareholders each year of the percentage of distributions that qualify for either the dividends received deduction or as QDI.

        Any distributions of net long-term capital gains designated by the Fund as capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the Fund's shares have been held by a shareholder. A distribution of net long-term capital gains reflects the Fund's excess of net long-term capital gains over its net short-term capital losses. The Fund is permitted to carry forward as short-term capital losses its net realized capital losses, if any, for a period of eight taxable years for the purpose of offsetting future gains.

        Any dividends or distributions declared in October, November or December as of a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. A brief explanation of the form and character of the distribution will accompany each distribution. Each year, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions. All distributions are taxable to the shareholder in the same manner, whether received in additional shares or received in cash.

        Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital.

        Investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Funds. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution, which nevertheless generally will be taxable to them.

        Upon the taxable disposition (including a sale or redemption) of shares of the Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid to such shareholder will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date.

        Income received by the Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and intends to elect to "pass-through" to its shareholders the amount of such foreign taxes paid by the Fund. Pursuant to this election, a shareholder would be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund and would be entitled either to deduct his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country, and (b) the portion of the dividend that represents income derived from foreign sources.

        Except in the case of certain shareholders exempt from reporting requirements, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect taxpayer identification number or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

PORTFOLIO HOLDINGS DISCLOSURE

        The Company will disclose its complete list of portfolio holdings no less frequently than quarterly through its Form N-CSR and Form N-Q filings with the SEC. The Company's Form N-CSR and Form N-Q filings will be available on the SEC's website at www.sec.gov.

        The Company may from time to time, in the Company's sole discretion, disclose an uncertified complete list of portfolio holdings more frequently by posting its holdings on its website at www.agilefunds.com. Any such website disclosures shall contain information about holdings that is, at a minimum, at least 15 days old.

        In addition, currently the Adviser, Distributor, or Administrator may for legitimate business purposes receive the Fund's portfolio holdings information. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. "Conditions of confidentiality" include confidentiality terms included in written agreements, or implied by the nature of the relationship (e.g., custody services provided by financial institutions).

        Disclosure of the Fund's portfolio securities as an exception to the Fund's normal business practice must be made by the Chief Executive Officer of the Funds following business and compliance review. Additionally, neither the Funds nor the Adviser, nor any other person receives any compensation or other consideration for these disclosures. The Funds' Directors will review at least annually a list of such entities that have received such information, the frequency of such disclosures and the business purpose for such disclosure. These procedures are designed to address conflicts of interest between the Fund's shareholders and its investment adviser, principal underwriter or any affiliated person of such entities by creating a structured review and approval process that seeks to ensure that disclosure of information about the Fund's portfolio securities is in the best interests of the Fund's shareholders.

PROXY VOTING POLICIES AND PROCEDURES

        The Company has determined that it is in the best interests of the Fund and Fund shareholders to delegate the responsibility for voting proxies to the Adviser as part of the Adviser's general management of the Fund, subject to continuing oversight by the Board. Fund policies and procedures used in determining how to vote proxies relating to fund securities and a summary of proxies voted by the Fund for the period ended June 30, 2004, are available without a charge, upon request, by contacting Agile Funds at 1.866.842.4553 and on the SEC's website at www.sec.gov.

PERFORMANCE INFORMATION

Total Return

        Average annual total return quotations that may be used in the Fund's advertising and promotional materials are calculated according to the following formulas:

P* (1+T)^n = ERV
Where:	P = a hypothetical initial payment of $1,000 T = average annual total return n = number of years ERV= ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period

        Under the foregoing formula, the time periods used in any advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions. The calculation assumes an initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

        The following formula is used to calculate average annual returns after taxes before liquidations:

P* (1+T)^n = ATVD
Where:
P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years in the base period
ATVD = ending value of a hypothetical $1,000
               payment made at the beginning of the base period, at the
               end of the base period, after taxes on Fund distributions
but not after taxes on redemption

        The following formula is used to calculate average annual returns after taxes after liquidations:

P* (1+T)^n = ATVDR
Where:
P = a hypothetical initial payment of $1,000.
T = average annual total return
n = number of years in the base period
ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the base period at the end of the base
period, after taxes on Fund distributions and redemption.

        The Fund may also calculate total return on a cumulative basis to reflect the cumulative percentage change in value over the measuring period. The formula for calculating cumulative total return can be expressed as follows:

        Cumulative Total Return = [(ERV)-1]

Other Information

        The Fund's performance data quoted in any advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

Comparison of Fund Performance

        The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

        The performance of the Fund may also be compared from time to time to the 90-day U.S. Treasury bill, constant maturity, and the S&P 500 Index. The S&P 500 is a market capitalization weighted index of 500 stocks designed to mirror the overall equity market's industry weighting. Most, but not all, large capitalization stocks and certain small capitalization stocks are in the Index. Standard & Poor's Company maintains the Index.

CODE OF ETHICS

        The Adviser and the Sub-Advisers have each adopted a Code of Ethics. These policies permit personnel of the Adviser and the Sub-Advisers to purchase and sell securities held by the Fund, subject to certain policies that govern personal investing. The Adviser's and Sub-Advisers' Code of Ethics have been filed with the Securities and Exchange Commission as exhibits to the Fund's registration statement.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

        Spicer Jeffries LLP, 5251 S. Quebec Street, Suite 200, Greenwood Village, Colorado 80111 serves as the Company's independent registered public accounting firm.

LEGAL COUNSEL

        Davis Graham & Stubbs LLP, 1550 17th Street, Suite 500, Denver, Colorado, 80202 serves as the Company's legal counsel.

AGILE: PART C
OTHER INFORMATION

ITEM 23. EXHIBITS

(a)
Articles of Incorporation, as filed on April 7, 2003 incorporated herein by reference to Exhibit (a) to Company's initial Form N-1A Registration Statement (File No. 333-104390).

(b)
Amended and Restated Bylaws, dated August 20, 2004 incorporated herein by reference to Exhibit (b) to Company's Post-Effective Amendment No. 1 to Company's Form N-1A Registration Statement (File No. 333-104390).

(c)
Provisions of instruments defining rights of security holders are contained in Articles IV and V of the Articles of Incorporation (incorporated herein by reference to Exhibit (a) of this filing) and Articles II, VI, VII, VIII and IX of the Bylaws (incorporated herein by reference to Exhibit (b) of this filing).

(d)
Investment Advisory Agreements.

(i)
Investment Advisory Agreement between the Company and Tactical Allocation Services, LLC, as filed on October 14, 2003, is incorporated herein by reference to Exhibit (d)(i) to Company's Pre-Effective Amendment No. 1 to Company's initial Form N-1A Registration Statement (File No. 333-104390).

(ii)
Interim Sub-Advisory Agreement between the Company, Tactical Allocation Services, LLC and Centaur Capital Partners, L.P. dated November 22, 2004 incorporated herein by reference to Exhibit (d)(ii) to Company's Post-Effective Amendment No. 1 to Company's Form N-1A Registration Statement (File No. 333-104390).

(iii)
Interim Sub-Advisory Agreement among the Company, Tactical Allocation Services, LLC and Brantley Asset Management, LLC dated November 23, 2004. incorporated herein by reference to Exhibit (d)(iii) to Company's Post-Effective Amendment No. 1 to Company's Form N-1A Registration Statement (File No. 333-104390).

(iv)
Interim Sub-Advisory Agreement among the Company, Tactical Allocation Services, LLC and Quantitative Equity Strategies, LLC dated November 24, 2004. incorporated herein by reference to Exhibit (d)(iv) to Company's Post-Effective Amendment No. 1 to Company's Form N-1A Registration Statement (File No. 333-104390).

(v)
Interim Sub-Advisory Agreement among the Company, Tactical Allocation Services, LLC and Compass Fund Management, LLC dated November 22, 2004. incorporated herein by reference to Exhibit (d)(v) to Company's Post-Effective Amendment No. 1 to Company's Form N-1A Registration Statement (File No. 333-104390).

(e)
Distribution Agreement between Company and ALPS Distributors, Inc. dated December 19, 2003. incorporated herein by reference to Exhibit (e)(i) to Company's Post-Effective Amendment No. 1 to Company's Form N-1A Registration Statement (File No. 333-104390).

(f)
Not Applicable.

(g)
Custody Agreement between the Company and US Bank, N.A. dated September 30, 2003. incorporated herein by reference to Exhibit (g) to Company's Post-Effective Amendment No. 1 to Company's Form N-1A Registration Statement (File No. 333-104390).

(h)
Other Material Contracts

  (i)
  Operating Services Agreement between the Company and the Adviser dated September 30, 2003, is incorporated herein by reference to Exhibit (h)(i) to Company's Pre-Effective Amendment No. 1 to Company's initial Form N-1A Registration Statement (File No. 333-104390).

  (ii)
  Transfer Agent Servicing Agreement between the Company and ALPS Mutual Funds Services, Inc. dated December 19, 2003 incorporated herein by reference to Exhibit (h)(ii) to Company's Post-Effective Amendment No. 1 to Company's Form N-1A Registration Statement (File No. 333-104390).

  (iii)
  Fund Accounting Services Agreement between the Company and ALPS Mutual Fund Services, Inc. dated December 19, 2003 incorporated herein by reference to Exhibit (h)(iii) to Company's Post-Effective Amendment No. 1 to Company's Form N-1A Registration Statement (File No. 333-104390).

(i)
Opinion and Consent of Davis Graham & Stubbs LLP. Filed herewith.

(j)
Consent of Independent Registered Public Accounting Firm. Filed herewith.

(k)
None.

(l)
Not Applicable.

(m)
Distribution and Service Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated December 19, 2003 incorporated herein by reference to Exhibit (m) to Company's Post-Effective Amendment No. 1 to Company's Form N-1A Registration Statement (File No. 333-104390).

(n)
Not Applicable.

(o)
Reserved.

(p)
Code of Ethics.

(i)
Company Code of Ethics, revised September 28, 2004 and November 18, 2004, effective January 7, 2005 incorporated herein by reference to Exhibit (p)(i) to Company's Post-Effective Amendment No. 1 to Company's Form N-1A Registration Statement (File No. 333-104390).

(ii)
ALPS Distributors Inc. Code of Ethics incorporated herein by reference to Exhibit (p)(ii) to Company's Post-Effective Amendment No. 1 to Company's Form N-1A Registration Statement (File No. 333-104390).

(iii)
Adviser Code of Ethics as filed on October 14, 2003, is incorporated herein by reference to Exhibit (p)(iii) to Company's Pre-Effective Amendment No. 1 to Company's initial Form N-1A Registration Statement (File No. 333-111662).

(iv)
Compass Code of Ethics incorporated herein by reference to Exhibit (p)(iv) to Company's Post-Effective Amendment No. 1 to Company's Form N-1A Registration Statement (File No. 333-104390).

(v)
QES Code of Ethics incorporated herein by reference to Exhibit (p)(v) to Company's Post-Effective Amendment No. 1 to Company's Form N-1A Registration Statement (File No. 333-104390).

(vi)
Centaur Code of Ethics incorporated herein by reference to Exhibit (p)(vi) to Company's Post-Effective Amendment No. 1 to Company's Form N-1A Registration Statement (File No. 333-104390).

  (vii)
  Brantley Code of Ethics incorporated herein by reference to Exhibit (p)(vii) to Company's Post-Effective Amendment No. 1 to Company's Form N-1A Registration Statement (File No. 333-104390).

(q)
Powers of Attorney incorporated herein by reference to Exhibit (q) to Company's Post-Effective Amendment No. 1 to Company's Form N-1A Registration Statement (File No. 333-104390).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH COMPANY.

        Registrant is controlled by its Board of Directors. (See "Management" in Part B hereof.)

ITEM 25. INDEMNIFICATION.

        Indemnification provisions relating to the officers, directors and employees of the Company are contained in Article VIII of the Company's Articles of Incorporation and in Article X of the Company's Bylaws. Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Company furnishes the following undertaking:

        "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to Directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a Corporationee, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such Corporationee, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

        The business and other connections of the Adviser and its directors and officers are disclosed in the prospectus and statement of additional information.

ITEM 27. PRINCIPAL UNDERWRITERS

(a)
The sole principal underwriter for the Company is ALPS Distributors, Inc., which acts as distributor for the Company and the following other funds: Westcore Trust, Financial Investors Trust, First Funds Trust, Firsthand Funds Trust, Stonebridge Funds Trust, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, DIAMONDS Trust, Nasdaq-100 Trust, BLDRS Index Funds Trust, PowerShares Exchange-Traded Fund Trust, Ameristock Mutual Fund, Inc., Davis Park Series Trust, Financial Investors Variable Insurance Trust, Black Diamond Funds, Accessor Funds, Inc., W.P. Stewart & Co. Growth Fund, Inc., Holland Series Fund, Inc., Williams Capital Management Trust, Wasatch Funds, Inc. and State Street Institutional Investment Trust.

(b)
To the best of Company's knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with the Company
W. Robert Alexander	Chairman of the Board and Secretary	None
Thomas A. Carter	Chief Financial Officer and Director	None
Edmund Burke	President and Director	None
Jeremy May	Senior Vice President and Director	None
Robert Szydlowski	Vice President	None
Rick Pederson	Director	None
  *
  The principal business address for each of the above directors and executive officers is 1625 Broadway, Suite 2200, Denver, Colorado 80202.

(c)
Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

(a)
ALPS Mutual Funds Services, Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202 (records to be maintained by the Company).

(b)
ALPS Distributors, Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202 (records relating to its function as distributor for each of the Company's Series).

(c)
ALPS Mutual Funds Services, Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202 (records relating to its function as transfer agent and fund accountant for each of the Company's Series).

(d)
US Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202 (records relating to its functions as custodian for each of the Company's investment portfolios).

ITEM 29. MANAGEMENT SERVICES

        Not applicable.

ITEM 30. UNDERTAKINGS

        Not applicable.

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Company certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this initial registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boulder, County of Boulder, and State of Colorado, on the 25th day of February, 2005.

AGILE FUNDS, INC.
By:	/s/ MARC NICOLAY Marc Nicolay, President and Chief Executive Officer

        Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ MARC NICOLAY Marc Nicolay	President and Chief Executive Officer	February 25, 2005
*/s/ MICHAEL BRADY Michael Brady	Chief Financial Officer, Secretary, and Treasurer	February 25, 2005
*/s/ NEAL R. GREENBERG Neal R. Greenberg	Director	February 25, 2005
*/s/ TIMOTHY BARNETT Timothy Barnett	Director	February 25, 2005
*/s/ GEOFFREY T. PAVLIC Geoffrey T. Pavlic	Director	February 25, 2005
*/s/ DANIEL L. SWIRES Daniel L. Swires	Director	February 25, 2005
*/s/ LARRY F. PISCIOTTA Larry F. Pisciotta	Director	February 25, 2005

*	By:	/s/ MARC NICOLAY Marc Nicolay Attorney-in-fact

S-1

EXHIBIT INDEX

Item Number	Item
(i)	Opinion and Consent of Davis Graham & Stubbs LLP.
(j)	Consent of Independent Registered Public Accounting Firm.